UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class C : FBARX

This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 56	1.52%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$57,179,485,160
Number of Holdings	316
Portfolio Turnover	44%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.2
AAA - 3.2
AA - 0.1
A - 2.2
BBB - 7.0
BB - 0.7
B - 0.4
Not Rated - 1.2
Equities - 64.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.6
Financials	13.6
Health Care	7.4
Communication Services	7.3
Consumer Discretionary	7.0
Industrials	5.7
Consumer Staples	3.9
Energy	3.2
Real Estate	2.3
Utilities	2.0
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.8
Bonds - 36.0
Preferred Stocks - 0.2
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.3
Apple Inc	5.1
NVIDIA Corp	4.4
Microsoft Corp	3.9
US Treasury Bonds	3.9
Amazon.com Inc	3.0
Alphabet Inc Class A	2.5
Meta Platforms Inc Class A	2.0
Fannie Mae Mortgage pass-thru certificates	1.7
Freddie Mac Gold Pool	1.4
40.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918430.100    7773-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class Z : FBAVX

This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 15	0.40%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$57,179,485,160
Number of Holdings	316
Portfolio Turnover	44%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.2
AAA - 3.2
AA - 0.1
A - 2.2
BBB - 7.0
BB - 0.7
B - 0.4
Not Rated - 1.2
Equities - 64.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.6
Financials	13.6
Health Care	7.4
Communication Services	7.3
Consumer Discretionary	7.0
Industrials	5.7
Consumer Staples	3.9
Energy	3.2
Real Estate	2.3
Utilities	2.0
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.8
Bonds - 36.0
Preferred Stocks - 0.2
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.3
Apple Inc	5.1
NVIDIA Corp	4.4
Microsoft Corp	3.9
US Treasury Bonds	3.9
Amazon.com Inc	3.0
Alphabet Inc Class A	2.5
Meta Platforms Inc Class A	2.0
Fannie Mae Mortgage pass-thru certificates	1.7
Freddie Mac Gold Pool	1.4
40.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918436.100    7775-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Puritan® Fund Fidelity® Puritan® Fund : FPURX

This semi-annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® Fund	$ 23	0.46%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$31,882,840,739
Number of Holdings	248
Portfolio Turnover	57%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.3
AAA - 2.6
AA - 0.2
A - 2.2
BBB - 5.9
BB - 1.4
B - 1.3
CCC,CC,C - 1.0
Not Rated - 1.2
Equities - 65.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.4
Financials	15.6
Consumer Discretionary	9.1
Communication Services	7.6
Health Care	7.5
Industrials	7.4
Energy	3.6
Materials	2.8
Real Estate	2.4
Consumer Staples	1.9
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 64.4
Bonds - 34.1
Preferred Stocks - 0.5
Alternative Funds - 0.2
Preferred Securities - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.6
Apple Inc	4.4
NVIDIA Corp	4.2
Microsoft Corp	3.6
Amazon.com Inc	3.5
US Treasury Bonds	3.4
Meta Platforms Inc Class A	2.5
Alphabet Inc Class C	2.1
Fannie Mae Mortgage pass-thru certificates	1.4
Mastercard Inc Class A	1.3
37.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915384.100    4-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Balanced Fund Fidelity® Balanced Fund Class K : FBAKX

This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.40%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$57,179,485,160
Number of Holdings	316
Portfolio Turnover	44%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.2
AAA - 3.2
AA - 0.1
A - 2.2
BBB - 7.0
BB - 0.7
B - 0.4
Not Rated - 1.2
Equities - 64.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.6
Financials	13.6
Health Care	7.4
Communication Services	7.3
Consumer Discretionary	7.0
Industrials	5.7
Consumer Staples	3.9
Energy	3.2
Real Estate	2.3
Utilities	2.0
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.8
Bonds - 36.0
Preferred Stocks - 0.2
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.3
Apple Inc	5.1
NVIDIA Corp	4.4
Microsoft Corp	3.9
US Treasury Bonds	3.9
Amazon.com Inc	3.0
Alphabet Inc Class A	2.5
Meta Platforms Inc Class A	2.0
Fannie Mae Mortgage pass-thru certificates	1.7
Freddie Mac Gold Pool	1.4
40.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915416.100    2077-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class A : FBAOX

This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 28	0.77%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$57,179,485,160
Number of Holdings	316
Portfolio Turnover	44%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.2
AAA - 3.2
AA - 0.1
A - 2.2
BBB - 7.0
BB - 0.7
B - 0.4
Not Rated - 1.2
Equities - 64.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.6
Financials	13.6
Health Care	7.4
Communication Services	7.3
Consumer Discretionary	7.0
Industrials	5.7
Consumer Staples	3.9
Energy	3.2
Real Estate	2.3
Utilities	2.0
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.8
Bonds - 36.0
Preferred Stocks - 0.2
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.3
Apple Inc	5.1
NVIDIA Corp	4.4
Microsoft Corp	3.9
US Treasury Bonds	3.9
Amazon.com Inc	3.0
Alphabet Inc Class A	2.5
Meta Platforms Inc Class A	2.0
Fannie Mae Mortgage pass-thru certificates	1.7
Freddie Mac Gold Pool	1.4
40.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918428.100    7771-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Puritan® K6 Fund Fidelity® Puritan® K6 Fund : FPKFX

This semi-annual shareholder report contains information about Fidelity® Puritan® K6 Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® K6 Fund	$ 16	0.32%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,110,009,129
Number of Holdings	216
Portfolio Turnover	63%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.3
AAA - 2.6
AA - 0.2
A - 2.2
BBB - 5.9
BB - 1.4
B - 1.3
CCC,CC,C - 0.9
Not Rated - 1.2
Equities - 65.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.6
Financials	15.5
Consumer Discretionary	9.2
Communication Services	7.6
Health Care	7.5
Industrials	7.0
Energy	3.8
Materials	2.8
Real Estate	2.4
Consumer Staples	2.0
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 65.1
Bonds - 34.0
Alternative Funds - 0.2
Preferred Securities - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.6
Apple Inc	4.5
NVIDIA Corp	4.3
Microsoft Corp	3.7
Amazon.com Inc	3.6
US Treasury Bonds	3.4
Meta Platforms Inc Class A	2.5
Alphabet Inc Class C	2.3
Fannie Mae Mortgage pass-thru certificates	1.4
Mastercard Inc Class A	1.4
37.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915464.100    3455-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class M : FBAQX

This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 38	1.02%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$57,179,485,160
Number of Holdings	316
Portfolio Turnover	44%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.2
AAA - 3.2
AA - 0.1
A - 2.2
BBB - 7.0
BB - 0.7
B - 0.4
Not Rated - 1.2
Equities - 64.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.6
Financials	13.6
Health Care	7.4
Communication Services	7.3
Consumer Discretionary	7.0
Industrials	5.7
Consumer Staples	3.9
Energy	3.2
Real Estate	2.3
Utilities	2.0
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.8
Bonds - 36.0
Preferred Stocks - 0.2
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.3
Apple Inc	5.1
NVIDIA Corp	4.4
Microsoft Corp	3.9
US Treasury Bonds	3.9
Amazon.com Inc	3.0
Alphabet Inc Class A	2.5
Meta Platforms Inc Class A	2.0
Fannie Mae Mortgage pass-thru certificates	1.7
Freddie Mac Gold Pool	1.4
40.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918432.100    7772-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Balanced Fund Fidelity® Balanced Fund : FBALX

This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced Fund	$ 23	0.46%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$57,179,485,160
Number of Holdings	316
Portfolio Turnover	44%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.2
AAA - 3.2
AA - 0.1
A - 2.2
BBB - 7.0
BB - 0.7
B - 0.4
Not Rated - 1.2
Equities - 64.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.6
Financials	13.6
Health Care	7.4
Communication Services	7.3
Consumer Discretionary	7.0
Industrials	5.7
Consumer Staples	3.9
Energy	3.2
Real Estate	2.3
Utilities	2.0
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.8
Bonds - 36.0
Preferred Stocks - 0.2
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.3
Apple Inc	5.1
NVIDIA Corp	4.4
Microsoft Corp	3.9
US Treasury Bonds	3.9
Amazon.com Inc	3.0
Alphabet Inc Class A	2.5
Meta Platforms Inc Class A	2.0
Fannie Mae Mortgage pass-thru certificates	1.7
Freddie Mac Gold Pool	1.4
40.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915417.100    304-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Puritan® Fund Fidelity® Puritan® Fund Class K : FPUKX

This semi-annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$31,882,840,739
Number of Holdings	248
Portfolio Turnover	57%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.3
AAA - 2.6
AA - 0.2
A - 2.2
BBB - 5.9
BB - 1.4
B - 1.3
CCC,CC,C - 1.0
Not Rated - 1.2
Equities - 65.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.4
Financials	15.6
Consumer Discretionary	9.1
Communication Services	7.6
Health Care	7.5
Industrials	7.4
Energy	3.6
Materials	2.8
Real Estate	2.4
Consumer Staples	1.9
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 64.4
Bonds - 34.1
Preferred Stocks - 0.5
Alternative Funds - 0.2
Preferred Securities - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.6
Apple Inc	4.4
NVIDIA Corp	4.2
Microsoft Corp	3.6
Amazon.com Inc	3.5
US Treasury Bonds	3.4
Meta Platforms Inc Class A	2.5
Alphabet Inc Class C	2.1
Fannie Mae Mortgage pass-thru certificates	1.4
Mastercard Inc Class A	1.3
37.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915383.100    2100-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Balanced K6 Fund Fidelity® Balanced K6 Fund : FBKFX

This semi-annual shareholder report contains information about Fidelity® Balanced K6 Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced K6 Fund	$ 16	0.32%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,215,944,938
Number of Holdings	315
Portfolio Turnover	41%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 20.6
AAA - 3.1
AA - 0.1
A - 2.2
BBB - 6.7
BB - 0.7
B - 0.4
Not Rated - 1.1
Equities - 61.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.0
Financials	13.1
Health Care	7.0
Communication Services	7.0
Consumer Discretionary	6.8
Industrials	5.4
Consumer Staples	3.8
Energy	3.2
Real Estate	2.3
Utilities	1.9
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 61.8
Bonds - 34.9
Preferred Stocks - 0.1
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.9
Apple Inc	4.9
NVIDIA Corp	4.2
Microsoft Corp	3.9
US Treasury Bonds	3.8
Amazon.com Inc	3.0
Alphabet Inc Class A	2.4
Meta Platforms Inc Class A	1.9
Fannie Mae Mortgage pass-thru certificates	1.6
Freddie Mac Gold Pool	1.3
38.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915465.100    3460-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class I : FBAUX

This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 19	0.51%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$57,179,485,160
Number of Holdings	316
Portfolio Turnover	44%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.2
AAA - 3.2
AA - 0.1
A - 2.2
BBB - 7.0
BB - 0.7
B - 0.4
Not Rated - 1.2
Equities - 64.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.6
Financials	13.6
Health Care	7.4
Communication Services	7.3
Consumer Discretionary	7.0
Industrials	5.7
Consumer Staples	3.9
Energy	3.2
Real Estate	2.3
Utilities	2.0
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.8
Bonds - 36.0
Preferred Stocks - 0.2
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.3
Apple Inc	5.1
NVIDIA Corp	4.4
Microsoft Corp	3.9
US Treasury Bonds	3.9
Amazon.com Inc	3.0
Alphabet Inc Class A	2.5
Meta Platforms Inc Class A	2.0
Fannie Mae Mortgage pass-thru certificates	1.7
Freddie Mac Gold Pool	1.4
40.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918434.100    7774-TSRS-0425

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Balanced Fund

Semi-Annual Report
February 28, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Balanced Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 63.8%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	822,982	53,592,588
BELGIUM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	1,080,682	203,525,807
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp (United States)	438,997	30,255,673
CANADA - 0.8%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	975,548	63,640,726
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	427,572	21,258,168
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Africa Oil Corp	15,067,464	19,996,220
Athabasca Oil Corp (c)	11,984,531	39,430,702
Imperial Oil Ltd (b)	1,594,981	108,140,098
MEG Energy Corp	3,922,128	61,051,545
South Bow Corp	736,800	19,607,257
		248,225,822
Financials - 0.2%
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	55,680	80,052,580
Materials - 0.0%
Metals & Mining - 0.0%
Teck Resources Ltd Class B (United States)	286,873	11,569,587
TOTAL CANADA		424,746,883
CHINA - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
PDD Holdings Inc Class A ADR (c)	244,200	27,763,098
Health Care - 0.0%
Biotechnology - 0.0%
Beigene Ltd ADR (c)	68,121	18,515,287
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	640,784	138,146,623
TOTAL CHINA		184,425,008
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (c)	1,185,404	11,249,765
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (c)	324,100	9,687,349
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (c)	184,043	20,782,136
GREECE - 0.1%
Financials - 0.1%
Banks - 0.1%
Eurobank Ergasias Services and Holdings SA	19,287,022	50,321,279
Piraeus Financial Holdings SA	6,210,141	29,323,368

TOTAL GREECE		79,644,647
INDIA - 0.0%
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd	936,297	18,654,150
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	5,524,994	38,810,914
Financial Services - 0.0%
Circle Internet Financial LLC (d)	529,660	15,386,623
Circle Internet Financial LLC (d)	277,679	8,066,575
		23,453,198
TOTAL IRELAND		62,264,112
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	4,456,629	73,356,113
JAPAN - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Nintendo Co Ltd	284,700	21,254,795
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (c)(d)(e)	1,327,442	2,548,689
Jumo World Ltd (c)(d)	1,325	0

TOTAL MAURITIUS		2,548,689
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (c)	210,854	131,714,168
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	2,932,700	48,361,555
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (f)(g)	356,659	12,705,591
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	6,460,800	41,472,895
TOTAL SPAIN		54,178,486
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG (United States) (b)	1,021,935	35,042,151
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd	10,977,000	333,675,784
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (c)(e)	219	0
Cazoo Group Ltd Tranche 2 warrants (c)	261	0
Cazoo Group Ltd warrants (c)	238	0
Cazoo Group Ltd warrants (c)	288	0
		0
Consumer Staples - 0.0%
Beverages - 0.0%
Diageo PLC	690,419	18,785,181
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd Class D (c)(d)(e)	5,751,413	19,750,737
Capital Markets - 0.1%
London Stock Exchange Group PLC	284,484	42,538,223
Insurance - 0.1%
Direct Line Insurance Group PLC	10,601,125	37,018,391
TOTAL UNITED KINGDOM		118,092,532
UNITED STATES - 60.5%
Communication Services - 6.4%
Diversified Telecommunication Services - 0.4%
AT&T Inc	7,012,900	192,223,589
Verizon Communications Inc	881,700	38,001,270
		230,224,859
Entertainment - 1.3%
Liberty Media Corp-Liberty Formula One Class C (c)	158,500	15,284,155
Live Nation Entertainment Inc (c)	389,716	55,869,686
Netflix Inc (c)	353,895	347,015,281
Spotify Technology SA (c)	20,200	12,281,801
Take-Two Interactive Software Inc (c)	220,621	46,767,240
TKO Group Holdings Inc Class A	118,200	17,805,648
Walt Disney Co/The	1,732,826	197,195,599
Warner Bros Discovery Inc (c)	3,402,100	38,988,066
		731,207,476
Interactive Media & Services - 4.5%
Alphabet Inc Class A	8,327,492	1,418,005,338
Epic Games Inc (c)(d)(e)	13,987	9,146,659
Meta Platforms Inc Class A	1,684,340	1,125,475,988
		2,552,627,985
Media - 0.0%
Magnite Inc (b)(c)	2,191,000	34,552,070
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	454,400	122,547,136
TOTAL COMMUNICATION SERVICES		3,671,159,526

Consumer Discretionary - 6.6%
Automobiles - 0.9%
Tesla Inc (c)	1,668,358	488,795,527
Broadline Retail - 3.0%
Amazon.com Inc (c)	8,075,372	1,714,239,969
Etsy Inc (c)	282,588	14,465,680
Macy's Inc	965,400	13,853,490
		1,742,559,139
Distributors - 0.1%
LKQ Corp	1,028,154	43,377,817
Diversified Consumer Services - 0.0%
Service Corp International/US	501,178	40,595,418
Hotels, Restaurants & Leisure - 1.1%
Airbnb Inc Class A (c)	551,806	76,629,299
Booking Holdings Inc	10,673	53,535,875
Caesars Entertainment Inc (c)	592,826	19,693,680
Churchill Downs Inc	359,326	42,580,131
Domino's Pizza Inc	159,295	78,008,354
DraftKings Inc Class A (c)	1,059,200	46,456,512
Dutch Bros Inc Class A (c)	315,606	24,983,371
Marriott International Inc/MD Class A1	470,869	132,055,211
Red Rock Resorts Inc Class A	280,368	14,009,989
Starbucks Corp	240,420	27,843,040
Yum! Brands Inc	541,495	84,673,573
		600,469,035
Household Durables - 0.1%
DR Horton Inc	34,073	4,320,797
PulteGroup Inc	535,800	55,337,424
		59,658,221
Leisure Products - 0.0%
Brunswick Corp/DE	175,333	10,669,013
Specialty Retail - 1.0%
Foot Locker Inc (c)	627,897	10,875,176
Home Depot Inc/The	325,284	129,007,634
Lowe's Cos Inc	1,290,262	320,810,745
Ross Stores Inc	573,432	80,463,978
TJX Cos Inc/The	349,386	43,589,397
		584,746,930
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd (c)	286,773	6,303,270
NIKE Inc Class B	1,285,293	102,090,823
PVH Corp	504,214	37,735,376
Tapestry Inc	696,805	59,521,083
		205,650,552
TOTAL CONSUMER DISCRETIONARY		3,776,521,652

Consumer Staples - 3.7%
Beverages - 1.1%
Coca-Cola Co/The	4,399,010	313,253,502
Constellation Brands Inc Class A	384,162	67,420,431
Keurig Dr Pepper Inc	3,563,630	119,452,878
Monster Beverage Corp (c)	940,966	51,423,792
PepsiCo Inc	669,094	102,685,856
		654,236,459
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp	312,328	327,510,264
Dollar Tree Inc (c)	151,031	11,004,119
Target Corp	718,419	89,256,377
Walmart Inc	3,111,630	306,837,834
		734,608,594
Food Products - 0.3%
Archer-Daniels-Midland Co	491,175	23,183,460
Bunge Global SA	332,600	24,675,594
JM Smucker Co	280,067	30,955,806
Lamb Weston Holdings Inc	312,092	16,188,211
Mondelez International Inc	1,072,786	68,905,045
		163,908,116
Household Products - 0.6%
Procter & Gamble Co/The	2,063,662	358,747,002
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	606,325	43,600,830
Kenvue Inc	2,174,238	51,312,017
		94,912,847
Tobacco - 0.2%
Philip Morris International Inc	626,552	97,290,995
TOTAL CONSUMER STAPLES		2,103,704,013

Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
ConocoPhillips	223,900	22,199,685
Expand Energy Corp	197,200	19,499,136
Exxon Mobil Corp	5,074,145	564,904,563
Marathon Petroleum Corp	197,589	29,673,916
Shell PLC ADR	1,867,607	125,988,768
Targa Resources Corp	189,200	38,165,424
Valero Energy Corp	554,143	72,443,114
		872,874,606
Financials - 8.6%
Banks - 2.9%
Bank of America Corp	7,134,654	328,907,550
Citigroup Inc	2,068,744	165,396,083
JPMorgan Chase & Co	828,819	219,346,948
KeyCorp	3,194,292	55,325,137
M&T Bank Corp	422,688	81,037,743
Pathward Financial Inc	397,955	30,845,492
Synovus Financial Corp	558,700	28,985,356
Truist Financial Corp	1,678,614	77,803,759
UMB Financial Corp	226,198	24,956,425
US Bancorp	3,589,918	168,367,154
Wells Fargo & Co	5,546,106	434,371,023
		1,615,342,670
Capital Markets - 2.0%
Bank of New York Mellon Corp/The	1,076,520	95,756,454
Blackrock Inc	65,589	64,131,612
Cboe Global Markets Inc	289,758	61,080,986
Charles Schwab Corp/The	2,103,534	167,294,059
DigitalBridge Group Inc Class A	760,706	8,649,227
Intercontinental Exchange Inc	785,989	136,156,874
LPL Financial Holdings Inc	213,799	79,477,640
MarketAxess Holdings Inc	385,857	74,389,371
Morgan Stanley	1,294,800	172,350,829
Nasdaq Inc	32,000	2,648,960
Northern Trust Corp	588,068	64,816,855
State Street Corp	547,608	54,339,142
StepStone Group Inc Class A	597,159	35,925,086
StepStone Group Inc rights 12/31/2038 (c)(d)	22,875	1,691,606
Tradeweb Markets Inc Class A	239,907	32,476,211
Virtu Financial Inc Class A	1,615,709	59,070,321
		1,110,255,233
Consumer Finance - 0.2%
Discover Financial Services	473,444	92,411,534
OneMain Holdings Inc	717,361	38,550,980
		130,962,514
Financial Services - 1.8%
Affirm Holdings Inc Class A (c)	436,200	27,982,230
Apollo Global Management Inc	780,949	116,572,257
AvidXchange Holdings Inc (c)	5,094,323	38,716,855
Berkshire Hathaway Inc Class A (c)	94	72,849,999
Block Inc Class A (c)	646,635	42,225,266
Fiserv Inc (c)	747,566	176,193,831
Mastercard Inc Class A	355,762	205,029,198
UWM Holdings Corp Class A	4,555,743	28,610,066
Visa Inc Class A	846,095	306,887,117
Voya Financial Inc	286,647	20,713,112
		1,035,779,931
Insurance - 1.7%
Arthur J Gallagher & Co	365,430	123,420,328
Chubb Ltd	718,634	205,155,634
Everest Group Ltd	83,330	29,433,823
Hartford Insurance Group Inc/The	879,557	104,034,002
Marsh & McLennan Cos Inc	852,680	202,801,411
Progressive Corp/The	243,765	68,741,730
The Travelers Companies, Inc.	375,621	97,094,272
Unum Group	451,033	37,115,506
Willis Towers Watson PLC	323,004	109,708,309
		977,505,015
TOTAL FINANCIALS		4,869,845,363

Health Care - 6.0%
Biotechnology - 1.5%
AbbVie Inc	2,083,642	435,543,687
Alnylam Pharmaceuticals Inc (c)	323,364	79,790,067
Exact Sciences Corp (c)	181,939	8,625,728
Gilead Sciences Inc	2,738,449	313,032,105
		836,991,587
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	438,300	60,489,783
Alcon AG (United States)	312,300	28,887,750
Boston Scientific Corp (c)	4,375,448	454,127,748
Ceribell Inc	299,449	6,959,195
Insulet Corp (c)	305,319	83,129,204
Intuitive Surgical Inc (c)	399,215	228,810,077
Masimo Corp (c)	315,613	59,578,266
Penumbra Inc (c)	87,041	24,844,983
PROCEPT BioRobotics Corp (c)	31,891	2,051,867
Stryker Corp	568,648	219,606,171
		1,168,485,044
Health Care Providers & Services - 1.2%
Cencora Inc	611,879	155,135,802
Molina Healthcare Inc (c)	103,500	31,165,920
Tenet Healthcare Corp (c)	553,617	70,082,376
UnitedHealth Group Inc	897,254	426,159,760
		682,543,858
Health Care Technology - 0.0%
Veeva Systems Inc Class A (c)	84,100	18,850,174
Life Sciences Tools & Services - 0.2%
Danaher Corp	616,070	127,994,703
Pharmaceuticals - 1.1%
Eli Lilly & Co	487,619	448,916,680
Merck & Co Inc	1,722,012	158,855,607
		607,772,287
TOTAL HEALTH CARE		3,442,637,653

Industrials - 5.4%
Aerospace & Defense - 1.8%
Boeing Co (c)	952,632	166,358,126
GE Aerospace	1,440,118	298,075,625
Howmet Aerospace Inc	1,084,576	148,153,082
Lockheed Martin Corp	317,377	142,937,079
Northrop Grumman Corp	141,972	65,554,151
RTX Corp	385,107	51,215,380
Space Exploration Technologies Corp (c)(d)(e)	133,715	24,737,275
Space Exploration Technologies Corp Class C (c)(d)(e)	15,685	2,901,725
TransDigm Group Inc	96,947	132,545,938
		1,032,478,381
Building Products - 0.4%
Trane Technologies PLC	718,994	254,308,178
Construction & Engineering - 0.1%
Quanta Services Inc	233,406	60,599,200
Electrical Equipment - 0.8%
AMETEK Inc	1,046,230	198,051,339
Eaton Corp PLC	448,599	131,583,059
GE Vernova Inc	376,579	126,221,749
		455,856,147
Ground Transportation - 0.8%
CSX Corp	2,678,178	85,728,478
Old Dominion Freight Line Inc	596,195	105,228,418
Uber Technologies Inc (c)	1,818,810	138,247,748
Union Pacific Corp	409,641	101,054,338
		430,258,982
Machinery - 1.3%
Deere & Co	101,357	48,731,432
Dover Corp	811,375	161,277,009
Fortive Corp	928,339	73,840,084
Ingersoll Rand Inc	1,801,513	152,732,272
Parker-Hannifin Corp	371,065	248,060,663
Westinghouse Air Brake Technologies Corp	363,300	67,341,288
		751,982,748
Passenger Airlines - 0.0%
Delta Air Lines Inc	498,057	29,943,186
Professional Services - 0.1%
Dun & Bradstreet Holdings Inc	3,777,754	34,264,228
Trading Companies & Distributors - 0.1%
United Rentals Inc	58,900	37,832,648
TOTAL INDUSTRIALS		3,087,523,698

Information Technology - 18.3%
Communications Equipment - 1.2%
Arista Networks Inc	2,766,976	257,467,117
Cisco Systems Inc	6,834,825	438,180,631
		695,647,748
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp Class A	834,459	55,574,969
IT Services - 0.6%
Gartner Inc (c)	417,127	207,862,727
MongoDB Inc Class A (c)	499,806	133,663,118
		341,525,845
Semiconductors & Semiconductor Equipment - 6.8%
Analog Devices Inc	1,440,521	331,406,261
Astera Labs Inc (c)	615,952	45,796,030
Broadcom Inc	2,056,871	410,201,784
Marvell Technology Inc	2,431,541	223,264,095
Micron Technology Inc	3,503,867	328,067,067
NVIDIA Corp	20,176,930	2,520,502,096
		3,859,237,333
Software - 4.5%
Cadence Design Systems Inc (c)	388,551	97,332,026
HubSpot Inc (c)	166,617	120,629,042
Microsoft Corp	5,687,355	2,257,823,061
OpenAI Global LLC rights (c)(d)(e)	3,322,452	4,850,780
Oracle Corp	117,582	19,525,667
Palantir Technologies Inc Class A (c)	396,464	33,667,723
Servicenow Inc (c)	41,627	38,703,120
Stripe Inc Class B (c)(d)(e)	126,100	4,252,091
		2,576,783,510
Technology Hardware, Storage & Peripherals - 5.1%
Apple Inc	11,839,351	2,863,228,646
TOTAL INFORMATION TECHNOLOGY		10,391,998,051

Materials - 1.1%
Chemicals - 0.8%
Air Products and Chemicals Inc	192,977	61,009,679
Axalta Coating Systems Ltd (c)	634,252	22,966,265
Balchem Corp	116,401	20,257,266
Cabot Corp	101,524	8,731,064
CF Industries Holdings Inc	57,000	4,618,140
Chemours Co/The	653,396	9,768,270
Corteva Inc	659,361	41,526,556
Ecolab Inc	302,342	81,333,021
Element Solutions Inc	749,332	19,565,059
Linde PLC	380,605	177,761,565
Sherwin-Williams Co/The	83,384	30,207,522
		477,744,407
Construction Materials - 0.1%
Martin Marietta Materials Inc	68,945	33,310,087
Containers & Packaging - 0.1%
AptarGroup Inc	163,653	24,016,077
International Paper Co	716,296	40,363,280
		64,379,357
Metals & Mining - 0.1%
ATI Inc (c)	203,186	11,817,298
Freeport-McMoRan Inc	352,449	13,008,893
Newmont Corp	569,700	24,405,948
Nucor Corp	228,139	31,362,268
		80,594,407
TOTAL MATERIALS		656,028,258

Real Estate - 1.4%
Health Care REITs - 0.3%
CareTrust REIT Inc	499,111	12,912,002
Omega Healthcare Investors Inc	294,176	10,837,443
Ventas Inc	555,810	38,450,936
Welltower Inc	497,758	76,410,831
		138,611,212
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	953,600	15,381,568
Industrial REITs - 0.2%
Prologis Inc	591,300	73,273,896
Terreno Realty Corp	377,585	25,607,815
		98,881,711
Office REITs - 0.0%
COPT Defense Properties	561,516	15,177,777
Kilroy Realty Corp	281,800	10,060,260
		25,238,037
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	361,300	51,282,922
Residential REITs - 0.1%
Invitation Homes Inc	1,381,268	46,976,925
Mid-America Apartment Communities Inc	38,355	6,448,242
Sun Communities Inc	136,160	18,538,184
		71,963,351
Retail REITs - 0.1%
Curbline Properties Corp	696,938	17,165,583
Macerich Co/The	1,307,501	23,587,318
NNN REIT Inc	463,732	19,685,423
Tanger Inc	616,700	21,862,015
		82,300,339
Specialized REITs - 0.6%
American Tower Corp	520,009	106,924,251
Crown Castle Inc	69,818	6,569,874
CubeSmart	727,425	30,028,104
Digital Realty Trust Inc	255,517	39,942,417
Equinix Inc	86,761	78,485,736
Extra Space Storage Inc	11,828	1,804,480
Four Corners Property Trust Inc	338,971	9,745,416
Public Storage Operating Co	84,859	25,764,890
		299,265,168
TOTAL REAL ESTATE		782,924,308

Utilities - 1.5%
Electric Utilities - 1.0%
American Electric Power Co Inc	223,400	23,691,570
Constellation Energy Corp	205,061	51,377,008
Duke Energy Corp	655,300	76,991,197
Edison International	139,229	7,579,627
Entergy Corp	625,478	54,610,484
Evergy Inc	530,100	36,529,191
Eversource Energy	248,727	15,672,288
Exelon Corp	1,342,100	59,320,820
FirstEnergy Corp	209,683	8,129,410
NextEra Energy Inc	1,294,266	90,818,646
PG&E Corp	1,908,510	31,185,053
PPL Corp	663,200	23,351,272
Southern Co/The	487,834	43,802,615
TXNM Energy Inc	566,354	29,591,997
Xcel Energy Inc	539,109	38,869,759
		591,520,937
Gas Utilities - 0.0%
UGI Corp	189,000	6,456,240
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	1,445,935	16,758,387
Vistra Corp	306,578	40,977,215
		57,735,602
Multi-Utilities - 0.4%
Ameren Corp	476,300	48,373,028
CenterPoint Energy Inc	1,260,125	43,323,098
Consolidated Edison Inc	190,900	19,380,168
NiSource Inc	940,435	38,379,152
Public Service Enterprise Group Inc	226,433	18,375,038
Sempra	642,434	45,979,001
		213,809,485
TOTAL UTILITIES		869,522,264

TOTAL UNITED STATES		34,524,739,392
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	1,431,282	17,758,087
TOTAL COMMON STOCKS (Cost $20,430,102,905)		36,459,549,870

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (c)(d)(e)	162,664	45,708,584
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (c)(d)(e)	47,770	9,242,356
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (c)(d)(e)	511,009	3,214,247
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (d)(e)	44,489	3,419,424
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (d)(e)	155,635	66,923
ABL Space Systems Co Series A9 (d)(e)	70,143	30,161
		97,084
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (c)(d)(e)	55,896	5,803,682
TOTAL INDUSTRIALS		5,900,766

Information Technology - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (c)(d)(e)	468,104	6,099,395
IT Services - 0.0%
Gupshup Inc (c)(d)(e)	462,431	3,449,735
Software - 0.1%
Algolia Inc Series D (c)(d)(e)	217,863	4,814,772
Databricks Inc Series G (c)(d)(e)	34,653	3,205,403
Databricks Inc Series H (c)(d)(e)	144,975	13,410,188
Skyryse Inc Series B (c)(d)(e)	383,747	10,476,293
Stripe Inc Series H (c)(d)(e)	154,154	5,198,073
		37,104,729
TOTAL INFORMATION TECHNOLOGY		46,653,859

TOTAL UNITED STATES		55,974,049
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $107,900,946)		114,139,236

Fixed-Income Funds - 35.0%
	Shares	Value ($)
Fidelity Investment Grade Bond Central Fund (h) (Cost $21,944,183,519)	202,629,122	20,029,888,684

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (c)(d) (Cost $12,227,166)	679,287	5,148,995

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/20/2025 (j) (Cost $40,838,602)	4.28	40,930,000	40,848,242

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.35	579,300,741	579,416,602
Fidelity Securities Lending Cash Central Fund (k)(l)	4.35	107,124,947	107,135,659
TOTAL MONEY MARKET FUNDS (Cost $686,548,468)			686,552,261

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $43,221,801,606)	57,336,127,288
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(156,642,128)
NET ASSETS - 100.0%	57,179,485,160

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,022	Mar 2025	304,722,075	(3,277,311)	(3,277,311)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $182,327,192 or 0.3% of net assets.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $12,705,591 or 0.0% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,705,591 or 0.0% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,695,577.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/21	6,176,993

ABL Space Systems Co Series A9	10/22/21	4,264,375

Algolia Inc Series D	7/23/21	6,371,414

Astranis Space Technologies Corp Series C	3/19/21	10,261,275

Beta Technologies Inc Series A	4/09/21	4,095,500

Bolt Technology OU Series E	1/03/22	12,410,479

ByteDance Ltd Series E1	11/18/20	17,823,774

Cazoo Group Ltd	3/28/21	3,563,271

Databricks Inc Series G	2/01/21	2,048,777

Databricks Inc Series H	8/31/21	10,653,362

Epic Games Inc	3/29/21	12,378,495

Gupshup Inc	6/08/21	10,573,577

Jumo World Holding Limited	9/06/23	1,327,442

OpenAI Global LLC rights	9/30/24	3,322,452

Skyryse Inc Series B	10/21/21	9,470,864

Space Exploration Technologies Corp	2/16/21 - 12/09/24	5,718,142

Space Exploration Technologies Corp Class C	12/09/24	2,901,725

Starling Bank Ltd Class D	6/18/21	10,282,869

Stripe Inc Class B	5/18/21	5,060,189

Stripe Inc Series H	3/15/21 - 5/25/23	6,185,429

Waymo LLC Series C2	10/18/24	3,479,098

Xsight Labs Ltd Series D	2/16/21	4,086,028

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	596,049,555	5,480,622,339	5,591,313,042	11,018,727	-	-	579,416,602	579,300,741	1.1%
Fidelity Investment Grade Bond Central Fund	16,700,284,116	411,041,839	36,119,692	411,391,781	175,106	(142,703,945)	20,029,888,684	202,629,122	48.9%
Fidelity Securities Lending Cash Central Fund	60,683,483	669,747,477	623,295,301	126,834	-	-	107,135,659	107,124,947	0.4%
Total	17,357,017,154	6,561,411,655	6,250,728,035	422,537,342	175,106	(142,703,945)	20,716,440,945	889,054,810

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,705,119,912	3,662,012,867	33,960,386	9,146,659
Consumer Discretionary	3,931,205,413	3,931,205,413	-	-
Consumer Staples	2,143,747,362	2,143,747,362	-	-
Energy	1,169,461,983	1,121,100,428	48,361,555	-
Financials	5,288,831,938	5,020,266,879	221,120,829	47,444,230
Health Care	3,890,531,164	3,890,531,164	-	-
Industrials	3,087,523,698	3,059,884,698	-	27,639,000
Information Technology	10,863,820,458	10,521,041,803	333,675,784	9,102,871
Materials	726,861,370	726,861,370	-	-
Real Estate	782,924,308	782,924,308	-	-
Utilities	869,522,264	869,522,264	-	-

Convertible Preferred Stocks
Communication Services	45,708,584	-	-	45,708,584
Consumer Discretionary	3,419,424	-	-	3,419,424
Industrials	5,900,766	-	-	5,900,766
Information Technology	59,110,462	-	-	59,110,462

Fixed-Income Funds	20,029,888,684	20,029,888,684	-	-

Non-Convertible Preferred Stocks
Industrials	5,148,995	-	-	5,148,995

U.S. Treasury Obligations	40,848,242	-	40,848,242	-

Money Market Funds	686,552,261	686,552,261	-	-
Total Investments in Securities:	57,336,127,288	56,445,539,501	677,966,796	212,620,991
Derivative Instruments:

Liabilities
Futures Contracts	(3,277,311)	(3,277,311)	-	-
Total Liabilities	(3,277,311)	(3,277,311)	-	-
Total Derivative Instruments:	(3,277,311)	(3,277,311)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(3,277,311)
Total Equity Risk	0	(3,277,311)
Total Value of Derivatives	0	(3,277,311)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $102,998,189) - See accompanying schedule:
Unaffiliated issuers (cost $20,591,069,619)	$36,619,686,343
Fidelity Central Funds (cost $22,630,731,987)	20,716,440,945

Total Investment in Securities (cost $43,221,801,606)		$57,336,127,288
Cash		167,838
Receivable for investments sold		49,074,917
Receivable for fund shares sold		30,850,611
Dividends receivable		31,760,307
Distributions receivable from Fidelity Central Funds		2,083,098
Receivable for daily variation margin on futures contracts		4,445,700
Prepaid expenses		27,852
Receivable from investment adviser for expense reductions		3,853
Other receivables		1,790,219
Total assets		57,456,331,683
Liabilities
Payable to custodian bank	$3,384
Payable for investments purchased	30,013,732
Payable for fund shares redeemed	112,966,685
Accrued management fee	21,556,694
Distribution and service plan fees payable	2,219,797
Other payables and accrued expenses	2,950,572
Collateral on securities loaned	107,135,659
Total liabilities		276,846,523
Net Assets		$57,179,485,160
Net Assets consist of:
Paid in capital		$41,082,043,194
Total accumulated earnings (loss)		16,097,441,966
Net Assets		$57,179,485,160

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,511,811,114 ÷ 83,882,238 shares)(a)		$29.94
Maximum offering price per share (100/94.25 of $29.94)		$31.77
Class M :
Net Asset Value and redemption price per share ($1,721,731,278 ÷ 57,520,170 shares)(a)		$29.93
Maximum offering price per share (100/96.50 of $29.93)		$31.02
Class C :
Net Asset Value and offering price per share ($1,153,569,347 ÷ 38,583,400 shares)(a)		$29.90
Balanced :
Net Asset Value, offering price and redemption price per share ($39,033,287,921 ÷ 1,302,629,284 shares)		$29.97
Class K :
Net Asset Value, offering price and redemption price per share ($8,845,766,650 ÷ 295,150,414 shares)		$29.97
Class I :
Net Asset Value, offering price and redemption price per share ($2,652,886,005 ÷ 88,557,368 shares)		$29.96
Class Z :
Net Asset Value, offering price and redemption price per share ($1,260,432,845 ÷ 42,066,973 shares)		$29.96
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$183,676,791
Interest		743,743
Income from Fidelity Central Funds (including $126,834 from security lending)		422,537,342
Total income		606,957,876
Expenses
Management fee	$122,479,979
Distribution and service plan fees	9,254,361
Custodian fees and expenses	302,940
Independent trustees' fees and expenses	110,637
Registration fees	1,545,670
Audit fees	97,230
Legal	42,125
Miscellaneous	75,118
Total expenses before reductions	133,908,060
Expense reductions	(83,216)
Total expenses after reductions		133,824,844
Net Investment income (loss)		473,133,032
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3,219)	1,669,140,839
Redemptions in-kind	786,469,509
Fidelity Central Funds	175,106
Foreign currency transactions	(166,735)
Futures contracts	29,581,307
Total net realized gain (loss)		2,485,200,026
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $17,433)	(574,471,179)
Fidelity Central Funds	(424,973,862)
Assets and liabilities in foreign currencies	(169,818)
Futures contracts	(16,175,408)
Total change in net unrealized appreciation (depreciation)		(1,015,790,267)
Net gain (loss)		1,469,409,759
Net increase (decrease) in net assets resulting from operations		$1,942,542,791
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$473,133,032	$825,844,127
Net realized gain (loss)	2,485,200,026	1,672,726,193
Change in net unrealized appreciation (depreciation)	(1,015,790,267)	5,515,808,071
Net increase (decrease) in net assets resulting from operations	1,942,542,791	8,014,378,391
Distributions to shareholders	(2,380,689,680)	(1,472,577,593)

Share transactions - net increase (decrease)	9,707,170,492	313,727,368
Total increase (decrease) in net assets	9,269,023,603	6,855,528,166

Net Assets
Beginning of period	47,910,461,557	41,054,933,391
End of period	$57,179,485,160	$47,910,461,557

Financial Highlights
Fidelity Advisor® Balanced Fund Class A

Six months ended (Unaudited) February 28, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$30.08
Income from Investment Operations
Net investment income (loss) B,C	.16
Net realized and unrealized gain (loss)	.12
Total from investment operations	.28
Distributions from net investment income	(.13)
Distributions from net realized gain	(.29)
Total distributions	(.42)
Net asset value, end of period	$29.94
Total Return D,E,F	.95%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.77% I
Expenses net of fee waivers, if any	.77 % I
Expenses net of all reductions	.77% I
Net investment income (loss)	1.43% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,511,811
Portfolio turnover rate J	44 % I,K,L

AFor the period October 18, 2024 (commencement of sale of shares) through February 28, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Balanced Fund Class M

Six months ended (Unaudited) February 28, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$30.08
Income from Investment Operations
Net investment income (loss) B,C	.13
Net realized and unrealized gain (loss)	.13
Total from investment operations	.26
Distributions from net investment income	(.11)
Distributions from net realized gain	(.29)
Total distributions	(.41) D
Net asset value, end of period	$29.93
Total Return E,F,G	.86%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.02% J
Expenses net of fee waivers, if any	1.02 % J
Expenses net of all reductions	1.02% J
Net investment income (loss)	1.18% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,721,731
Portfolio turnover rate K	44 % J,L,M

AFor the period October 18, 2024 (commencement of sale of shares) through February 28, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Balanced Fund Class C

Six months ended (Unaudited) February 28, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$30.08
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	.13
Total from investment operations	.20
Distributions from net investment income	(.09)
Distributions from net realized gain	(.29)
Total distributions	(.38)
Net asset value, end of period	$29.90
Total Return D,E,F	.67%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.52% I
Expenses net of fee waivers, if any	1.52 % I
Expenses net of all reductions	1.52% I
Net investment income (loss)	.68% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,153,569
Portfolio turnover rate J	44 % I,K,L

AFor the period October 18, 2024 (commencement of sale of shares) through February 28, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Balanced Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$30.28	$26.16	$25.49	$32.24	$27.37	$23.54
Income from Investment Operations
Net investment income (loss) A,B	.27	.52	.42	.30	.29	.38
Net realized and unrealized gain (loss)	.84	4.53	2.17	(4.09)	6.17	4.49
Total from investment operations	1.11	5.05	2.59	(3.79)	6.46	4.87
Distributions from net investment income	(.28)	(.51)	(.41)	(.29)	(.29)	(.41)
Distributions from net realized gain	(1.14)	(.42)	(1.51)	(2.67)	(1.31)	(.62)
Total distributions	(1.42)	(.93)	(1.92)	(2.96)	(1.59) C	(1.04) C
Net asset value, end of period	$29.97	$30.28	$26.16	$25.49	$32.24	$27.37
Total Return D,E	3.73%	19.85%	11.60%	(12.80)%	24.83%	21.44%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46% H	.48%	.51%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.46 % H	.48%	.50%	.50%	.50%	.52%
Expenses net of all reductions	.46% H	.48%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.76% H	1.87%	1.70%	1.05%	.98%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$39,033,288	$39,012,646	$33,113,351	$31,647,068	$37,819,464	$28,805,234
Portfolio turnover rate I,J	44 % H,K	24%	29%	36%	40%	95%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Balanced Fund Class K

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$30.28	$26.17	$25.49	$32.24	$27.37	$23.55
Income from Investment Operations
Net investment income (loss) A,B	.28	.54	.43	.32	.31	.40
Net realized and unrealized gain (loss)	.84	4.52	2.19	(4.09)	6.17	4.48
Total from investment operations	1.12	5.06	2.62	(3.77)	6.48	4.88
Distributions from net investment income	(.29)	(.53)	(.42)	(.31)	(.31)	(.43)
Distributions from net realized gain	(1.14)	(.42)	(1.51)	(2.67)	(1.31)	(.62)
Total distributions	(1.43)	(.95)	(1.94) C	(2.98)	(1.61) C	(1.06) C
Net asset value, end of period	$29.97	$30.28	$26.17	$25.49	$32.24	$27.37
Total Return D,E	3.76%	19.90%	11.72%	(12.73)%	24.92%	21.49%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.40% H	.41%	.43%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.40 % H	.40%	.42%	.42%	.43%	.44%
Expenses net of all reductions	.40% H	.40%	.42%	.42%	.43%	.43%
Net investment income (loss)	1.82% H	1.95%	1.78%	1.12%	1.06%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$8,845,767	$8,897,816	$7,941,582	$7,692,180	$10,091,681	$9,032,984
Portfolio turnover rate I,J	44 % H,K	24%	29%	36%	40%	95%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Balanced Fund Class I

Six months ended (Unaudited) February 28, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$30.08
Income from Investment Operations
Net investment income (loss) B,C	.19
Net realized and unrealized gain (loss)	.13
Total from investment operations	.32
Distributions from net investment income	(.14)
Distributions from net realized gain	(.29)
Total distributions	(.44) D
Net asset value, end of period	$29.96
Total Return E,F	1.06%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.51% I
Expenses net of fee waivers, if any	.51 % I
Expenses net of all reductions	.51% I
Net investment income (loss)	1.68% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,652,886
Portfolio turnover rate J	44 % I,K,L

AFor the period October 18, 2024 (commencement of sale of shares) through February 28, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Balanced Fund Class Z

Six months ended (Unaudited) February 28, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$30.08
Income from Investment Operations
Net investment income (loss) B,C	.20
Net realized and unrealized gain (loss)	.12
Total from investment operations	.32
Distributions from net investment income	(.15)
Distributions from net realized gain	(.29)
Total distributions	(.44)
Net asset value, end of period	$29.96
Total Return D,E	1.08%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40% H
Expenses net of fee waivers, if any	.40 % H
Expenses net of all reductions	.40% H
Net investment income (loss)	1.80% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,260,433
Portfolio turnover rate I	44 % H,J,K

AFor the period October 18, 2024 (commencement of sale of shares) through February 28, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on October 18, 2024.The Fund offers Class A, Class M, Class C, Balanced, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Balanced Fund	$1,251,635

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, redemptions in-kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,773,873,602
Gross unrealized depreciation	(2,761,049,407)
Net unrealized appreciation (depreciation)	$14,012,824,195
Tax cost	$43,320,025,782
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced Fund	11,697,004,665	11,674,909,018

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Balanced Fund	33,885,112	786,469,509	1,007,930,112

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Balanced Fund	1,264,274	9,516,358	31,661,585

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.53
Class M	.52
Class C	.53
Balanced	.47
Class K	.39
Class I	.53
Class Z	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.51
Class M	.51
Class C	.51
Balanced	.45
Class K	.39
Class I	.51
Class Z	.39

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,162,920	109,846
Class M	.25%	.25%	3,036,662	27,801
Class C	.75%	.25%	4,054,779	746,369
			9,254,361	884,016
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	405,985
Class M	41,914
Class CA	4,503
452,402
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Balanced Fund	189,309

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Balanced Fund	802,766,119	667,431,064	57,211,534

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Balanced Fund	32,884

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Balanced Fund	13,646	86	-

9. Expense Reductions.
During the period, the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $83,216.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Balanced Fund
Distributions to shareholders
Class A	$34,449,112	$ -
Class M	23,241,226	-
Class C	14,614,651	-
Balanced	1,832,747,732	1,186,361,558
Class K	419,663,093	286,216,035
Class I	37,617,927	-
Class Z	18,355,939	-
Total	$2,380,689,680	$1,472,577,593

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2025	Year ended August 31, 2024	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Balanced Fund
Class A
Shares sold	6,706,461	-	$202,048,198	$ -
Issued in exchange for the shares of the Acquired Fund(s)	81,248,284	-	2,422,820,886	-
Reinvestment of distributions	1,116,353	-	33,211,520	-
Shares redeemed	(5,188,860)	-	(156,374,766)	-
Net increase (decrease)	83,882,238	-	$2,501,705,838	$ -
Class M
Shares sold	2,783,778	-	$83,805,847	$ -
Issued in exchange for the shares of the Acquired Fund(s)	57,814,692	-	1,724,034,659	-
Reinvestment of distributions	771,719	-	22,958,640	-
Shares redeemed	(3,850,019)	-	(116,125,833)	-
Net increase (decrease)	57,520,170	-	$1,714,673,313	$ -
Class C
Shares sold	2,708,544	-	$81,592,838	$ -
Issued in exchange for the shares of the Acquired Fund(s)	38,628,190	-	1,151,506,865	-
Reinvestment of distributions	473,544	-	14,087,939	-
Shares redeemed	(3,226,878)	-	(97,254,218)	-
Net increase (decrease)	38,583,400	-	$1,149,933,424	$ -
Balanced
Shares sold	106,242,252	161,260,823	$3,200,958,862	$4,454,774,500
Reinvestment of distributions	56,450,476	41,273,561	1,684,487,695	1,097,067,019
Shares redeemed	(148,586,567)	(179,734,391)	(4,475,526,986)	(4,960,953,703)
Net increase (decrease)	14,106,161	22,799,993	$409,919,571	$590,887,816
Class K
Shares sold	16,586,517	33,920,015	$500,239,570	$937,259,841
Reinvestment of distributions	14,062,250	10,772,298	419,663,093	286,216,035
Shares redeemed	(29,330,932)	(54,371,238)	(884,331,847)	(1,500,636,324)
Net increase (decrease)	1,317,835	(9,678,925)	$35,570,816	$(277,160,448)
Class I
Shares sold	8,485,143	-	$255,797,031	$ -
Issued in exchange for the shares of the Acquired Fund(s)	85,056,104	-	2,536,374,089	-
Reinvestment of distributions	1,121,833	-	33,374,537	-
Shares redeemed	(6,105,712)	-	(183,703,144)	-
Net increase (decrease)	88,557,368	-	$2,641,842,513	$ -
Class Z
Shares sold	4,618,057	-	$138,930,786	$ -
Issued in exchange for the shares of the Acquired Fund(s)	41,776,928	-	1,245,789,189	-
Reinvestment of distributions	543,849	-	16,179,507	-
Shares redeemed	(4,871,861)	-	(147,374,465)	-
Net increase (decrease)	42,066,973	-	$1,253,525,017	$ -

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

14. Reorganization Information.
On October 25, 2024, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Balanced Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on October 18, 2024. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Balanced Fund	8,986,381,555	2,208,843,663
Class A			2,422,820,886	81,248,284	.9793796110
Class M			1,724,034,659	57,814,692	.9962642522
Class C			1,151,506,865	38,628,190	.9685977860
Class I			2,536,374,089	85,056,104	1.0064319249
Class Z			1,245,789,189	41,776,928	1.0066867874

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Balanced Fund	47,988,424,175	57,068,949,863

Pro forma results of operations of the combined entity for the entire period ended February 28, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$498,366,832
Total net realized gain (loss)	2,571,839,362
Total change in net unrealized appreciation (depreciation)	(974,664,755)
Net increase (decrease) in net assets resulting from operations	$2,095,541,439

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since October 25, 2024.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.471161.127
BAL-SANN-0425
Fidelity® Balanced K6 Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Balanced K6 Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 61.8%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	30,867	2,010,059
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	40,461	7,620,056
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp (United States)	16,392	1,129,737
CANADA - 0.7%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	36,544	2,383,980
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	15,924	791,715
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Africa Oil Corp	539,474	715,943
Athabasca Oil Corp (c)	403,151	1,326,420
Imperial Oil Ltd (b)	61,960	4,200,903
MEG Energy Corp	137,307	2,137,310
South Bow Corp	28,622	761,671
		9,142,247
Financials - 0.1%
Insurance - 0.1%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	2,075	2,983,281
Materials - 0.0%
Metals & Mining - 0.0%
Teck Resources Ltd Class B (United States)	10,781	434,798
TOTAL CANADA		15,736,021
CHINA - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
PDD Holdings Inc Class A ADR (c)	9,137	1,038,786
Health Care - 0.0%
Biotechnology - 0.0%
Beigene Ltd ADR (c)	2,546	692,003
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	23,802	5,131,473
TOTAL CHINA		6,862,262
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (c)	44,365	421,034
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (c)	11,865	354,645
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (c)	6,837	772,034
GREECE - 0.1%
Financials - 0.1%
Banks - 0.1%
Eurobank Ergasias Services and Holdings SA	713,989	1,862,851
Piraeus Financial Holdings SA	230,696	1,089,312

TOTAL GREECE		2,952,163
INDIA - 0.0%
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd	34,880	694,926
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	205,028	1,440,241
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	167,064	2,749,873
JAPAN - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Nintendo Co Ltd	10,670	796,588
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (c)	7,884	4,924,898
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	113,928	1,878,724
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (d)(e)	13,245	471,839
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	242,030	1,553,629
TOTAL SPAIN		2,025,468
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG (United States) (b)	38,387	1,316,290
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd	415,737	12,637,457
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (c)(f)	2	0
Cazoo Group Ltd Tranche 2 warrants (c)	2	0
Cazoo Group Ltd warrants (c)	2	0
Cazoo Group Ltd warrants (c)	3	0
		0
Consumer Staples - 0.0%
Beverages - 0.0%
Diageo PLC	25,955	706,193
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd Class D (c)(f)(g)	182,820	627,816
Capital Markets - 0.1%
London Stock Exchange Group PLC	10,667	1,595,012
Insurance - 0.1%
Direct Line Insurance Group PLC	398,942	1,393,078
TOTAL UNITED KINGDOM		4,322,099
UNITED STATES - 58.7%
Communication Services - 6.2%
Diversified Telecommunication Services - 0.4%
AT&T Inc	260,368	7,136,687
Verizon Communications Inc	33,007	1,422,602
		8,559,289
Entertainment - 1.2%
Liberty Media Corp-Liberty Formula One Class C (c)	5,947	573,469
Live Nation Entertainment Inc (c)	14,497	2,078,290
Netflix Inc (c)	13,265	13,007,128
Spotify Technology SA (c)	723	439,591
Take-Two Interactive Software Inc (c)	8,273	1,753,711
TKO Group Holdings Inc Class A	4,391	661,460
Walt Disney Co/The	64,909	7,386,644
Warner Bros Discovery Inc (c)	127,432	1,460,371
		27,360,664
Interactive Media & Services - 4.3%
Alphabet Inc Class A	311,569	53,053,969
Epic Games Inc (c)(f)(g)	182	119,017
Meta Platforms Inc Class A	63,104	42,166,093
		95,339,079
Media - 0.1%
Magnite Inc (c)	82,164	1,295,726
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	17,101	4,611,969
TOTAL COMMUNICATION SERVICES		137,166,727

Consumer Discretionary - 6.4%
Automobiles - 0.8%
Tesla Inc (c)	62,418	18,287,226
Broadline Retail - 3.0%
Amazon.com Inc (c)	302,115	64,132,972
Etsy Inc (c)	10,615	543,382
Macy's Inc	36,546	524,435
		65,200,789
Distributors - 0.1%
LKQ Corp	38,262	1,614,274
Diversified Consumer Services - 0.1%
Service Corp International/US	18,639	1,509,758
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (c)	20,645	2,866,971
Booking Holdings Inc	400	2,006,404
Caesars Entertainment Inc (c)	22,101	734,195
Churchill Downs Inc	13,495	1,599,158
Domino's Pizza Inc	5,960	2,918,672
DraftKings Inc Class A (c)	39,396	1,727,909
Dutch Bros Inc Class A (c)	11,777	932,267
Marriott International Inc/MD Class A1	17,617	4,940,688
Red Rock Resorts Inc Class A	10,570	528,182
Starbucks Corp	8,995	1,041,711
Yum! Brands Inc	20,259	3,167,900
		22,464,057
Household Durables - 0.1%
DR Horton Inc	1,264	160,288
PulteGroup Inc	20,056	2,071,384
		2,231,672
Leisure Products - 0.0%
Brunswick Corp/DE	6,650	404,652
Specialty Retail - 1.0%
Foot Locker Inc (c)	23,771	411,714
Home Depot Inc/The	12,170	4,826,622
Lowe's Cos Inc	48,272	12,002,350
Ross Stores Inc	21,454	3,010,425
TJX Cos Inc/The	13,106	1,635,105
		21,886,216
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (c)	12,300	270,354
NIKE Inc Class B	48,086	3,819,471
PVH Corp	18,955	1,418,592
Tapestry Inc	26,097	2,229,206
		7,737,623
TOTAL CONSUMER DISCRETIONARY		141,336,267

Consumer Staples - 3.6%
Beverages - 1.1%
Coca-Cola Co/The	164,524	11,715,754
Constellation Brands Inc Class A	14,366	2,521,233
Keurig Dr Pepper Inc	134,000	4,491,680
Monster Beverage Corp (c)	35,190	1,923,134
PepsiCo Inc	25,024	3,840,433
		24,492,234
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp	11,682	12,249,862
Dollar Tree Inc (c)	5,713	416,249
Target Corp	26,829	3,333,235
Walmart Inc	116,374	11,475,640
		27,474,986
Food Products - 0.3%
Archer-Daniels-Midland Co	18,377	867,394
Bunge Global SA	12,412	920,846
JM Smucker Co	10,474	1,157,691
Lamb Weston Holdings Inc	11,724	608,124
Mondelez International Inc	40,122	2,577,037
		6,131,092
Household Products - 0.6%
Procter & Gamble Co/The	77,181	13,417,145
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	22,646	1,628,474
Kenvue Inc	81,308	1,918,869
		3,547,343
Tobacco - 0.2%
Philip Morris International Inc	23,433	3,638,676
TOTAL CONSUMER STAPLES		78,701,476

Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
ConocoPhillips	8,783	870,834
Expand Energy Corp	7,814	772,648
Exxon Mobil Corp	200,145	22,282,143
Marathon Petroleum Corp	7,783	1,168,851
Shell PLC ADR	73,667	4,969,576
Targa Resources Corp	7,463	1,505,436
Valero Energy Corp	21,824	2,853,052
		34,422,540
Financials - 8.3%
Banks - 2.8%
Bank of America Corp	266,674	12,293,671
Citigroup Inc	77,979	6,234,421
JPMorgan Chase & Co	30,980	8,198,857
KeyCorp	119,260	2,065,583
M&T Bank Corp	15,751	3,019,782
Pathward Financial Inc	13,916	1,078,629
Synovus Financial Corp	20,758	1,076,925
Truist Financial Corp	62,567	2,899,980
UMB Financial Corp	8,706	960,533
US Bancorp	134,204	6,294,168
Wells Fargo & Co	207,303	16,235,972
		60,358,521
Capital Markets - 1.9%
Bank of New York Mellon Corp/The	41,541	3,695,072
Blackrock Inc	2,633	2,574,495
Cboe Global Markets Inc	10,801	2,276,851
Charles Schwab Corp/The	80,332	6,388,804
DigitalBridge Group Inc Class A	28,856	328,093
Intercontinental Exchange Inc	29,265	5,069,576
LPL Financial Holdings Inc	8,685	3,228,562
MarketAxess Holdings Inc	14,371	2,770,585
Morgan Stanley	48,377	6,439,462
Nasdaq Inc	1,200	99,336
Northern Trust Corp	23,146	2,551,152
State Street Corp	22,900	2,272,367
StepStone Group Inc Class A	23,471	1,412,015
Tradeweb Markets Inc Class A	9,024	1,221,579
Virtu Financial Inc Class A	60,286	2,204,056
		42,532,005
Consumer Finance - 0.2%
Discover Financial Services	17,641	3,443,347
OneMain Holdings Inc	24,948	1,340,705
		4,784,052
Financial Services - 1.8%
Affirm Holdings Inc Class A (c)	16,205	1,039,550
Apollo Global Management Inc	30,165	4,502,730
AvidXchange Holdings Inc (c)	190,405	1,447,078
Berkshire Hathaway Inc Class A (c)	4	3,100,000
Block Inc Class A (c)	24,225	1,581,893
Fiserv Inc (c)	27,933	6,583,529
Mastercard Inc Class A	13,645	7,863,750
UWM Holdings Corp Class A (b)	169,209	1,062,633
Visa Inc Class A	31,620	11,468,890
Voya Financial Inc	10,657	770,074
		39,420,127
Insurance - 1.6%
Arthur J Gallagher & Co	13,610	4,596,641
Chubb Ltd	26,862	7,668,564
Everest Group Ltd	3,090	1,091,450
Hartford Insurance Group Inc/The	32,769	3,875,917
Marsh & McLennan Cos Inc	31,877	7,581,626
Progressive Corp/The	9,092	2,563,944
The Travelers Companies, Inc.	13,989	3,616,017
Unum Group	16,979	1,397,202
Willis Towers Watson PLC	12,031	4,086,329
		36,477,690
TOTAL FINANCIALS		183,572,395

Health Care - 5.8%
Biotechnology - 1.4%
AbbVie Inc	77,856	16,274,240
Alnylam Pharmaceuticals Inc (c)	12,090	2,983,208
Exact Sciences Corp (c)	6,919	328,029
Gilead Sciences Inc	102,393	11,704,544
		31,290,021
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	16,388	2,261,708
Alcon AG (United States)	11,670	1,079,475
Boston Scientific Corp (c)	163,603	16,980,355
Ceribell Inc	10,850	252,154
Insulet Corp (c)	11,416	3,108,234
Intuitive Surgical Inc (c)	14,915	8,548,532
Masimo Corp (c)	10,998	2,076,092
Penumbra Inc (c)	3,265	931,962
PROCEPT BioRobotics Corp (c)	1,109	71,353
Stryker Corp	21,250	8,206,538
		43,516,403
Health Care Providers & Services - 1.2%
Cencora Inc	22,879	5,800,742
Molina Healthcare Inc (c)	3,866	1,164,130
Tenet Healthcare Corp (c)	20,700	2,620,413
UnitedHealth Group Inc	33,527	15,923,984
		25,509,269
Health Care Technology - 0.0%
Veeva Systems Inc Class A (c)	3,140	703,799
Life Sciences Tools & Services - 0.2%
Danaher Corp	23,034	4,785,544
Pharmaceuticals - 1.0%
Eli Lilly & Co	18,220	16,773,879
Merck & Co Inc	64,340	5,935,365
		22,709,244
TOTAL HEALTH CARE		128,514,280

Industrials - 5.2%
Aerospace & Defense - 1.7%
Boeing Co (c)	35,691	6,232,719
GE Aerospace	53,968	11,170,297
Howmet Aerospace Inc	40,638	5,551,151
Lockheed Martin Corp	11,896	5,357,602
Northrop Grumman Corp	5,324	2,458,304
RTX Corp	14,427	1,918,646
Space Exploration Technologies Corp (c)(f)(g)	2,026	374,810
Space Exploration Technologies Corp Class C (c)(f)(g)	574	106,189
TransDigm Group Inc	3,638	4,973,874
		38,143,592
Building Products - 0.4%
Trane Technologies PLC	26,947	9,531,154
Construction & Engineering - 0.1%
Quanta Services Inc	8,743	2,269,945
Electrical Equipment - 0.8%
AMETEK Inc	39,205	7,421,507
Eaton Corp PLC	16,810	4,930,709
GE Vernova Inc	14,119	4,732,406
		17,084,622
Ground Transportation - 0.7%
CSX Corp	100,365	3,212,683
Old Dominion Freight Line Inc	22,337	3,942,481
Uber Technologies Inc (c)	68,154	5,180,386
Union Pacific Corp	15,345	3,785,458
		16,121,008
Machinery - 1.3%
Deere & Co	3,793	1,823,636
Dover Corp	30,401	6,042,807
Fortive Corp	34,780	2,766,401
Ingersoll Rand Inc	67,512	5,723,667
Parker-Hannifin Corp	13,905	9,295,632
Westinghouse Air Brake Technologies Corp	13,613	2,523,306
		28,175,449
Passenger Airlines - 0.0%
Delta Air Lines Inc	18,654	1,121,478
Professional Services - 0.1%
Dun & Bradstreet Holdings Inc	141,423	1,282,707
Trading Companies & Distributors - 0.1%
United Rentals Inc	2,208	1,418,243
TOTAL INDUSTRIALS		115,148,198

Information Technology - 17.7%
Communications Equipment - 1.2%
Arista Networks Inc	105,454	9,812,495
Cisco Systems Inc	259,690	16,648,726
		26,461,221
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp Class A	32,558	2,168,363
IT Services - 0.6%
Gartner Inc (c)	16,134	8,039,895
MongoDB Inc Class A (c)	18,966	5,072,077
		13,111,972
Semiconductors & Semiconductor Equipment - 6.5%
Analog Devices Inc	54,496	12,537,350
Astera Labs Inc (c)	22,880	1,701,127
Broadcom Inc	77,323	15,420,526
Marvell Technology Inc	91,429	8,395,011
Micron Technology Inc	133,109	12,462,996
NVIDIA Corp	752,127	93,955,705
		144,472,715
Software - 4.4%
Cadence Design Systems Inc (c)	14,801	3,707,651
HubSpot Inc (c)	6,301	4,561,861
Microsoft Corp	216,100	85,789,539
OpenAI Global LLC rights (c)(f)(g)	113,208	165,284
Oracle Corp	4,213	699,611
Palantir Technologies Inc Class A (c)	15,107	1,282,886
Servicenow Inc (c)	1,577	1,466,232
Stripe Inc Class B (c)(f)(g)	1,800	60,695
		97,733,759
Technology Hardware, Storage & Peripherals - 4.9%
Apple Inc	449,732	108,763,187
TOTAL INFORMATION TECHNOLOGY		392,711,217

Materials - 1.1%
Chemicals - 0.8%
Air Products and Chemicals Inc	7,206	2,278,177
Axalta Coating Systems Ltd (c)	23,686	857,670
Balchem Corp	4,349	756,856
Cabot Corp	4,101	352,686
CF Industries Holdings Inc	2,123	172,005
Chemours Co/The	24,390	364,631
Corteva Inc	24,620	1,550,568
Ecolab Inc	11,291	3,037,392
Element Solutions Inc	28,014	731,446
Linde PLC	14,219	6,640,984
Sherwin-Williams Co/The	3,098	1,122,312
		17,864,727
Construction Materials - 0.1%
Martin Marietta Materials Inc	2,581	1,246,983
Containers & Packaging - 0.1%
AptarGroup Inc	6,111	896,789
International Paper Co	26,747	1,507,194
		2,403,983
Metals & Mining - 0.1%
ATI Inc (c)	7,596	441,783
Freeport-McMoRan Inc	13,341	492,416
Newmont Corp	21,060	902,211
Nucor Corp	8,518	1,170,970
		3,007,380
TOTAL MATERIALS		24,523,073

Real Estate - 1.3%
Health Care REITs - 0.2%
CareTrust REIT Inc	18,521	479,138
Omega Healthcare Investors Inc	10,925	402,477
Ventas Inc	20,692	1,431,473
Welltower Inc	18,519	2,842,852
		5,155,940
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	35,654	575,098
Industrial REITs - 0.2%
Prologis Inc	21,993	2,725,373
Terreno Realty Corp	14,067	954,024
		3,679,397
Office REITs - 0.0%
COPT Defense Properties	20,857	563,765
Kilroy Realty Corp	10,533	376,028
		939,793
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	13,842	1,964,733
Residential REITs - 0.1%
Invitation Homes Inc	52,006	1,768,725
Mid-America Apartment Communities Inc	1,711	287,653
Sun Communities Inc	5,049	687,421
		2,743,799
Retail REITs - 0.1%
Curbline Properties Corp	25,884	637,523
Macerich Co/The	48,704	878,621
NNN REIT Inc	17,225	731,201
Tanger Inc	22,981	814,676
		3,062,021
Specialized REITs - 0.6%
American Tower Corp	19,346	3,977,925
Crown Castle Inc	2,688	252,940
CubeSmart	27,090	1,118,275
Digital Realty Trust Inc	9,508	1,486,291
Equinix Inc	3,227	2,919,209
Extra Space Storage Inc	442	67,431
Four Corners Property Trust Inc	12,588	361,905
Public Storage Operating Co	3,163	960,350
		11,144,326
TOTAL REAL ESTATE		29,265,107

Utilities - 1.5%
Electric Utilities - 1.0%
American Electric Power Co Inc	8,376	888,275
Constellation Energy Corp	7,687	1,925,939
Duke Energy Corp	24,564	2,886,024
Edison International	5,217	284,013
Entergy Corp	23,446	2,047,070
Evergy Inc	19,861	1,368,622
Eversource Energy	9,322	587,379
Exelon Corp	50,294	2,222,995
FirstEnergy Corp	7,885	305,701
NextEra Energy Inc	48,510	3,403,947
PG&E Corp	71,532	1,168,833
PPL Corp	24,760	871,800
Southern Co/The	18,283	1,641,631
TXNM Energy Inc	21,160	1,105,610
Xcel Energy Inc	20,206	1,456,853
		22,164,692
Gas Utilities - 0.0%
UGI Corp	7,084	241,989
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	54,196	628,131
Vistra Corp	11,492	1,536,021
		2,164,152
Multi-Utilities - 0.4%
Ameren Corp	17,854	1,813,253
CenterPoint Energy Inc	47,228	1,623,699
Consolidated Edison Inc	7,154	726,274
NiSource Inc	35,236	1,437,981
Public Service Enterprise Group Inc	8,503	690,018
Sempra	24,011	1,718,467
		8,009,692
TOTAL UTILITIES		32,580,525

TOTAL UNITED STATES		1,297,941,805
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	53,451	663,173
TOTAL COMMON STOCKS (Cost $921,087,517)		1,369,249,553

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd Series E1 (c)(f)(g)	1,863	523,503
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (c)(f)(g)	957	185,157
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (c)(f)(g)	6,632	41,715
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (f)(g)	1,516	116,520
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (f)(g)	2,024	870
ABL Space Systems Co Series A9 (f)(g)	1,315	565
		1,435
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (c)(f)(g)	731	75,900
TOTAL INDUSTRIALS		77,335

Information Technology - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (c)(f)(g)	6,103	79,522
IT Services - 0.0%
Gupshup Inc (c)(f)(g)	3,298	24,603
Software - 0.1%
Algolia Inc Series D (c)(f)(g)	3,612	79,825
Databricks Inc Series G (c)(f)(g)	444	41,070
Databricks Inc Series H (c)(f)(g)	2,574	238,095
Skyryse Inc Series B (c)(f)(g)	7,300	199,290
Stripe Inc Series H (c)(f)(g)	2,037	68,688
		626,968
TOTAL INFORMATION TECHNOLOGY		731,093

TOTAL UNITED STATES		924,948
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,630,335)		1,675,323

Fixed-Income Funds - 33.9%
	Shares	Value ($)
Fidelity Investment Grade Bond Central Fund (h) (Cost $789,275,490)	7,602,371	751,494,342

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (c)(g) (Cost $217,134)	12,063	91,438

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/6/2025	4.35 to 4.40	660,000	659,769
US Treasury Bills 0% 4/17/2025 (j)	4.25	270,000	268,572
US Treasury Bills 0% 4/24/2025 (j)	4.24 to 4.26	270,000	268,352
US Treasury Bills 0% 4/3/2025	4.26	140,000	139,489
US Treasury Bills 0% 5/1/2025 (j)	4.23 to 4.24	570,000	566,033
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,901,830)			1,902,215

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.35	27,744,496	27,750,045
Fidelity Securities Lending Cash Central Fund (k)(l)	4.35	5,802,607	5,803,187
TOTAL MONEY MARKET FUNDS (Cost $33,553,232)			33,553,232

TOTAL INVESTMENT IN SECURITIES - 97.4% (Cost $1,747,665,538)	2,157,966,103
NET OTHER ASSETS (LIABILITIES) - 2.6%	57,978,835
NET ASSETS - 100.0%	2,215,944,938

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	70	Mar 2025	20,871,375	(103,174)	(103,174)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $471,839 or 0.0% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $471,839 or 0.0% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,129,134 or 0.1% of net assets.

(g)	Level 3 security
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,083,062.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/21	80,344

ABL Space Systems Co Series A9	10/22/21	79,963

Algolia Inc Series D	7/23/21	105,633

Astranis Space Technologies Corp Series C	3/19/21	133,783

Beta Technologies Inc Series A	4/09/21	53,560

Bolt Technology OU Series E	1/03/22	248,625

ByteDance Ltd Series E1	11/18/20	204,137

Cazoo Group Ltd	3/28/21	46,072

Databricks Inc Series G	2/01/21	26,250

Databricks Inc Series H	8/31/21	189,148

Epic Games Inc	3/29/21	161,070

Gupshup Inc	6/08/21	75,409

OpenAI Global LLC rights	9/30/24	113,208

Skyryse Inc Series B	10/21/21	180,164

Space Exploration Technologies Corp	2/16/21 - 12/09/24	88,808

Space Exploration Technologies Corp Class C	12/09/24	106,190

Starling Bank Ltd Class D	6/18/21	326,861

Stripe Inc Class B	5/18/21	72,231

Stripe Inc Series H	3/15/21 - 5/25/23	81,735

Waymo LLC Series C2	10/18/24	118,553

Xsight Labs Ltd Series D	2/16/21	53,029

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,493,453	204,563,470	200,306,878	752,060	-	-	27,750,045	27,744,496	0.1%
Fidelity Investment Grade Bond Central Fund	674,556,069	82,589,376	-	15,304,333	-	(5,651,103)	751,494,342	7,602,371	1.8%
Fidelity Securities Lending Cash Central Fund	2,403,450	20,639,085	17,239,348	2,214	-	-	5,803,187	5,802,607	0.0%
Total	700,452,972	307,791,931	217,546,226	16,058,607	-	(5,651,103)	785,047,574	41,149,474

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	138,435,154	137,047,710	1,268,427	119,017
Consumer Discretionary	147,123,737	147,123,737	-	-
Consumer Staples	80,199,384	80,199,384	-	-
Energy	45,443,511	43,564,787	1,878,724	-
Financials	198,128,831	189,265,044	8,235,971	627,816
Health Care	145,273,144	145,273,144	-	-
Industrials	115,148,198	114,667,199	-	480,999
Information Technology	410,480,147	397,616,711	12,637,457	225,979
Materials	27,171,815	27,171,815	-	-
Real Estate	29,265,107	29,265,107	-	-
Utilities	32,580,525	32,580,525	-	-

Convertible Preferred Stocks
Communication Services	523,503	-	-	523,503
Consumer Discretionary	116,520	-	-	116,520
Industrials	77,335	-	-	77,335
Information Technology	957,965	-	-	957,965

Fixed-Income Funds	751,494,342	751,494,342	-	-

Non-Convertible Preferred Stocks
Industrials	91,438	-	-	91,438

U.S. Treasury Obligations	1,902,215	-	1,902,215	-

Money Market Funds	33,553,232	33,553,232	-	-
Total Investments in Securities:	2,157,966,103	2,128,822,737	25,922,794	3,220,572
Derivative Instruments:

Liabilities
Futures Contracts	(103,174)	(103,174)	-	-
Total Liabilities	(103,174)	(103,174)	-	-
Total Derivative Instruments:	(103,174)	(103,174)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(103,174)
Total Equity Risk	0	(103,174)
Total Value of Derivatives	0	(103,174)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,641,135) - See accompanying schedule:
Unaffiliated issuers (cost $924,836,814)	$1,372,918,529
Fidelity Central Funds (cost $822,828,724)	785,047,574

Total Investment in Securities (cost $1,747,665,538)		$2,157,966,103
Cash		198,411
Foreign currency held at value (cost $2,500)		2,403
Receivable for investments sold		1,846,732
Receivable for fund shares sold		64,041,606
Dividends receivable		1,158,632
Distributions receivable from Fidelity Central Funds		113,460
Receivable for daily variation margin on futures contracts		304,500
Other receivables		13,701
Total assets		2,225,645,548
Liabilities
Payable for investments purchased	$1,228,885
Payable for fund shares redeemed	2,078,912
Accrued management fee	578,716
Other payables and accrued expenses	10,910
Collateral on securities loaned	5,803,187
Total liabilities		9,700,610
Net Assets		$2,215,944,938
Net Assets consist of:
Paid in capital		$1,763,513,773
Total accumulated earnings (loss)		452,431,165
Net Assets		$2,215,944,938
Net Asset Value, offering price and redemption price per share ($2,215,944,938 ÷ 136,909,779 shares)		$16.19
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$6,881,096
Interest		31,601
Income from Fidelity Central Funds (including $2,214 from security lending)		16,058,607
Total income		22,971,304
Expenses
Management fee	$3,287,167
Independent trustees' fees and expenses	4,053
Total expenses before reductions	3,291,220
Expense reductions	(707)
Total expenses after reductions		3,290,513
Net Investment income (loss)		19,680,791
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $64)	54,122,909
Foreign currency transactions	1,488
Futures contracts	1,088,042
Total net realized gain (loss)		55,212,439
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,453)	4,576,146
Fidelity Central Funds	(5,651,105)
Assets and liabilities in foreign currencies	(5,224)
Futures contracts	(415,568)
Total change in net unrealized appreciation (depreciation)		(1,495,751)
Net gain (loss)		53,716,688
Net increase (decrease) in net assets resulting from operations		$73,397,479
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,680,791	$36,066,629
Net realized gain (loss)	55,212,439	41,927,856
Change in net unrealized appreciation (depreciation)	(1,495,751)	252,477,638
Net increase (decrease) in net assets resulting from operations	73,397,479	330,472,123
Distributions to shareholders	(37,537,945)	(34,598,013)

Share transactions
Proceeds from sales of shares	412,727,821	432,673,590
Reinvestment of distributions	33,057,290	30,180,237
Cost of shares redeemed	(201,580,359)	(424,443,320)

Net increase (decrease) in net assets resulting from share transactions	244,204,752	38,410,507
Total increase (decrease) in net assets	280,064,286	334,284,617

Net Assets
Beginning of period	1,935,880,652	1,601,596,035
End of period	$2,215,944,938	$1,935,880,652

Other Information
Shares
Sold	25,525,811	30,156,653
Issued in reinvestment of distributions	2,055,157	2,089,039
Redeemed	(12,449,907)	(29,124,432)
Net increase (decrease)	15,131,061	3,121,260

Financial Highlights
Fidelity® Balanced K6 Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.90	$13.50	$12.53	$14.97	$12.24	$10.23
Income from Investment Operations
Net investment income (loss) A,B	.16	.30	.24	.17	.16	.19
Net realized and unrealized gain (loss)	.43	2.38	1.20	(1.98)	2.87	1.97
Total from investment operations	.59	2.68	1.44	(1.81)	3.03	2.16
Distributions from net investment income	(.16)	(.28)	(.22)	(.16)	(.14)	(.14)
Distributions from net realized gain	(.14)	-	(.24)	(.47)	(.16)	(.01)
Total distributions	(.30)	(.28)	(.47) C	(.63)	(.30)	(.15)
Net asset value, end of period	$16.19	$15.90	$13.50	$12.53	$14.97	$12.24
Total Return D,E	3.74%	20.11%	12.09%	(12.52)%	25.14%	21.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.32% H	.32%	.32%	.32%	.32%	.32%
Expenses net of fee waivers, if any	.32 % H	.32%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.32% H	.32%	.32%	.32%	.32%	.31%
Net investment income (loss)	1.92% H	2.04%	1.91%	1.23%	1.14%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$2,215,945	$1,935,881	$1,601,596	$1,137,911	$957,453	$426,979
Portfolio turnover rate I,J	41 % H	25%	33%	38%	42%	76%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Balanced K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA

Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividend. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$481,720,399
Gross unrealized depreciation	(75,380,706)
Net unrealized appreciation (depreciation)	$406,339,693
Tax cost	$1,751,523,238

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced K6 Fund	554,842,823	411,048,796

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Balanced K6 Fund	1,043,641	16,593,891

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Balanced K6 Fund	2,426,834	31,661,585

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Balanced K6 Fund	7,081

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Balanced K6 Fund	41,555,276	23,455,565	2,477,260

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Balanced K6 Fund	240	-	-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $707.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9893902.105
BAL-K6-SANN-0425
Fidelity® Puritan® Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Puritan® Fund
Consolidated Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 0.1%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $51,026,150)	5,113,383	50,008,882

Common Stocks - 64.3%
	Shares	Value ($)
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	125,800	23,692,026
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA ADR	1,625,000	15,323,750
Wheaton Precious Metals Corp	1,251,711	86,423,647

TOTAL BRAZIL		101,747,397
CANADA - 0.6%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (d)	150,000	6,909,279
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Corp	434,214	11,555,030
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (United States) (d)	263,911	29,558,032
Materials - 0.5%
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA (United States) (e)	1,552,381	149,463,243
TOTAL CANADA		197,485,584
CHINA - 0.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.6%
Alibaba Group Holding Ltd ADR	455,500	60,358,305
JD.com Inc ADR	2,599,076	108,901,284
		169,259,589
Hotels, Restaurants & Leisure - 0.1%
Trip.com Group Ltd ADR	663,700	37,618,516
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	28,784	6,205,543
TOTAL CHINA		213,083,648
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd Class A (d)	2,228,669	21,150,596
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (d)(e)	2,206,100	65,940,329
FRANCE - 0.2%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
L'Oreal SA	10,418	3,830,340
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	186,325	55,453,248
TOTAL FRANCE		59,283,588
GERMANY - 0.4%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (d)	492,589	55,623,150
Information Technology - 0.3%
Software - 0.3%
SAP SE ADR	312,177	85,848,675
TOTAL GERMANY		141,471,825
ITALY - 0.6%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Brunello Cucinelli SpA	1,175,754	152,458,552
Moncler SpA	294,612	20,207,314
		172,665,866
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA	4,672,300	23,024,829
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	79,778	4,720,500
TOTAL ITALY		200,411,195
LUXEMBOURG - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
CVC Capital Partners PLC (d)(f)(g)	1,084,717	24,676,320
NETHERLANDS - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (d)	242,210	151,301,321
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Industria de Diseno Textil SA	154,700	8,313,136
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (d)	52,801	2,559,792
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	765,638	138,220,628
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Compass Group PLC	542,947	19,006,395
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	485,468	14,292,178
Financials - 0.3%
Banks - 0.1%
Starling Bank Ltd Class D (b)(d)(h)	7,254,400	24,912,096
Capital Markets - 0.2%
3i Group PLC	34,706	1,737,065
London Stock Exchange Group PLC	480,938	71,913,527
		73,650,592
TOTAL FINANCIALS		98,562,688

Industrials - 0.0%
Professional Services - 0.0%
RELX PLC	138,425	6,648,085
TOTAL UNITED KINGDOM		138,509,346
UNITED STATES - 59.7%
Communication Services - 6.1%
Entertainment - 1.1%
Live Nation Entertainment Inc (d)	162,005	23,225,037
LiveOne Inc (d)(e)(i)	5,568,206	4,312,019
Netflix Inc (d)	236,780	232,176,997
PodcastOne Inc (d)	315,792	540,003
ROBLOX Corp Class A (d)	171,800	10,933,352
Spotify Technology SA (d)	91,961	55,913,208
Walt Disney Co/The	271,200	30,862,560
		357,963,176
Interactive Media & Services - 5.0%
Alphabet Inc Class A	507,000	86,331,960
Alphabet Inc Class C	3,865,782	665,764,976
Meta Platforms Inc Class A	1,157,199	773,240,372
Reddit Inc Class A	231,900	37,516,782
Reddit Inc Class B (d)	28,500	4,610,730
		1,567,464,820
Media - 0.0%
EchoStar Corp (b)	304,108	9,497,293
Magnite Inc (d)	60,000	946,200
		10,443,493
TOTAL COMMUNICATION SERVICES		1,935,871,489

Consumer Discretionary - 7.0%
Automobiles - 0.2%
General Motors Co	159,379	7,830,290
Neutron Holdings Inc (b)(d)(h)	4,168,198	270,099
Tesla Inc (d)	243,921	71,463,975
		79,564,364
Broadline Retail - 3.5%
Amazon.com Inc (d)	5,220,030	1,108,107,968
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (d)	7,700	2,402,939
Service Corp International/US	663,829	53,770,149
		56,173,088
Hotels, Restaurants & Leisure - 0.9%
Airbnb Inc Class A (d)	375,619	52,162,211
Cava Group Inc (d)	677,819	64,413,140
Hilton Worldwide Holdings Inc	115,897	30,708,068
Marriott International Inc/MD Class A1	164,400	46,105,980
Starbucks Corp	766,855	88,809,478
		282,198,877
Household Durables - 0.2%
Blu Homes Inc (b)(d)(h)	14,988,638	4,646
Toll Brothers Inc	587,464	65,584,481
		65,589,127
Specialty Retail - 1.7%
Group 1 Automotive Inc	72,548	33,341,610
Home Depot Inc/The	349,421	138,580,369
Lowe's Cos Inc	937,429	233,082,347
Revolve Group Inc Class A (d)	105,857	2,811,561
RH (d)	188,296	60,644,493
TJX Cos Inc/The	404,461	50,460,554
Tractor Supply Co (e)	160,205	8,867,347
		527,788,281
Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp Class A	128,614	34,872,400
Tory Burch LLC Class A (b)(d)(h)(j)	702,741	30,831,788
Tory Burch LLC Class B (b)(d)(h)(j)	324,840	15,429,900
VF Corp (e)	1,830,513	45,634,689
		126,768,777
TOTAL CONSUMER DISCRETIONARY		2,246,190,482

Consumer Staples - 1.6%
Beverages - 0.0%
Constellation Brands Inc Class A	66,000	11,583,000
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp	101,521	106,455,936
Performance Food Group Co (d)	130,268	11,091,018
Walmart Inc	1,387,766	136,847,605
		254,394,559
Household Products - 0.3%
Clorox Co/The	586,267	91,686,296
Personal Care Products - 0.1%
BellRing Brands Inc (d)	57,700	4,228,256
Estee Lauder Cos Inc/The Class A	395,834	28,464,423
		32,692,679
Tobacco - 0.4%
Philip Morris International Inc	848,000	131,677,440
TOTAL CONSUMER STAPLES		522,033,974

Energy - 2.2%
Energy Equipment & Services - 1.0%
Baker Hughes Co Class A	7,416,208	330,688,715
Flowco Holdings Inc Class A	287,000	7,404,599
		338,093,314
Oil, Gas & Consumable Fuels - 1.2%
Antero Resources Corp (d)	889,100	32,629,970
Cheniere Energy Inc	65,000	14,856,400
Energy Transfer LP	6,184,133	119,291,926
Enterprise Products Partners LP	1,417,678	47,364,622
Exxon Mobil Corp	922,713	102,725,638
ONEOK Inc	330,838	33,212,827
Permian Resources Corp Class A	130,000	1,831,700
Range Resources Corp	619,400	22,992,128
		374,905,211
TOTAL ENERGY		712,998,525

Financials - 11.0%
Banks - 2.3%
Citigroup Inc	888,900	71,067,555
Citizens Financial Group Inc	820,603	37,558,999
First Horizon Corp	2,373,500	51,125,190
JPMorgan Chase & Co	553,266	146,421,847
M&T Bank Corp	425,393	81,556,346
PNC Financial Services Group Inc/The	273,046	52,402,988
US Bancorp	134,000	6,284,600
Wells Fargo & Co	3,481,725	272,688,702
		719,106,227
Capital Markets - 4.3%
Ares Management Corp Class A	617,061	105,480,407
Bank of New York Mellon Corp/The	1,556,769	138,474,603
Blackrock Inc	87,563	85,617,350
Blackstone Inc	175,000	28,203,000
Blue Owl Capital Inc Class A	3,764,632	81,052,527
Charles Schwab Corp/The	1,094,400	87,037,632
Evercore Inc Class A	17,207	4,160,653
Goldman Sachs Group Inc/The	305,850	190,327,397
Intercontinental Exchange Inc	304,701	52,783,354
KKR & Co Inc Class A	1,200,520	162,778,507
Moody's Corp	56,795	28,621,272
Morgan Stanley	1,717,997	228,682,581
MSCI Inc	16,262	9,602,874
Northern Trust Corp	373,418	41,158,132
State Street Corp	1,035,924	102,794,739
Tulco LLC (b)(d)(h)(j)	42,857	36,450,307
		1,383,225,335
Consumer Finance - 0.7%
American Express Co	345,808	104,074,376
Capital One Financial Corp	326,337	65,446,885
Discover Financial Services	215,587	42,080,427
		211,601,688
Financial Services - 2.9%
Apollo Global Management Inc	901,264	134,531,677
Berkshire Hathaway Inc Class B (d)	29,069	14,936,524
Block Inc Class A (d)	561,000	36,633,300
Mastercard Inc Class A	687,364	396,134,747
New Moda LLC (d)(h)	62,880	10,690
Visa Inc Class A	936,593	339,711,647
		921,958,585
Insurance - 0.8%
Arthur J Gallagher & Co	359,597	121,450,291
Chubb Ltd	213,631	60,987,378
Marsh & McLennan Cos Inc	290,811	69,166,488
		251,604,157
TOTAL FINANCIALS		3,487,495,992

Health Care - 5.9%
Biotechnology - 1.6%
Alnylam Pharmaceuticals Inc (d)	108,064	26,664,792
Avidity Biosciences Inc (d)	314,185	9,626,628
Blueprint Medicines Corp (d)	18,047	1,742,799
Exact Sciences Corp (d)	433,713	20,562,333
Gilead Sciences Inc	3,309,306	378,286,770
Madrigal Pharmaceuticals Inc (d)	32,420	11,063,973
Moderna Inc (d)	182,864	5,661,469
Nuvalent Inc Class A (d)	187,442	14,054,401
Regeneron Pharmaceuticals Inc	73,300	51,217,642
Scholar Rock Holding Corp (d)	115,300	4,475,946
		523,356,753
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	419,600	57,908,996
Boston Scientific Corp (d)	2,772,942	287,803,651
Glaukos Corp (d)	349,465	41,942,789
Insulet Corp (d)	407,544	110,962,005
Intuitive Surgical Inc (d)	252,521	144,732,411
Stryker Corp	228,163	88,114,269
		731,464,121
Health Care Providers & Services - 0.8%
CVS Health Corp	202,200	13,288,584
UnitedHealth Group Inc	493,948	234,605,542
		247,894,126
Health Care Technology - 0.3%
Doximity Inc Class A (d)	1,468,600	103,536,300
Life Sciences Tools & Services - 0.4%
Bruker Corp	722,073	34,096,287
Thermo Fisher Scientific Inc	168,055	88,894,373
		122,990,660
Pharmaceuticals - 0.5%
Eli Lilly & Co	164,940	151,848,712
TOTAL HEALTH CARE		1,881,090,672

Industrials - 6.5%
Aerospace & Defense - 1.4%
Boeing Co (d)	786,080	137,273,150
BWX Technologies Inc	25,667	2,668,598
GE Aerospace	201,157	41,635,476
Howmet Aerospace Inc	619,544	84,629,710
Karman Holdings Inc	44,400	1,400,376
Space Exploration Technologies Corp (b)(d)(h)	411,220	76,075,700
Space Exploration Technologies Corp Class C (b)(d)(h)	56,070	10,372,950
Standardaero Inc (e)	107,317	3,029,559
TransDigm Group Inc	26,783	36,617,718
Woodward Inc	87,792	16,592,249
		410,295,486
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	116,640	11,852,957
Building Products - 1.2%
AZEK Co Inc/The Class A (d)	326,806	15,310,861
Carrier Global Corp	1,888,054	122,345,899
Fortune Brands Innovations Inc	267,525	17,314,218
Trane Technologies PLC	650,746	230,168,861
		385,139,839
Commercial Services & Supplies - 0.1%
ACV Auctions Inc Class A (d)	269,610	4,329,937
Cintas Corp	146,946	30,491,295
GFL Environmental Inc Subordinate Voting Shares (United States)	143,600	6,484,976
		41,306,208
Construction & Engineering - 0.0%
Comfort Systems USA Inc	4,300	1,562,319
EMCOR Group Inc	16,700	6,828,797
		8,391,116
Electrical Equipment - 0.8%
Eaton Corp PLC	296,772	87,049,163
GE Vernova Inc	505,634	169,478,404
Hubbell Inc	11,671	4,336,827
		260,864,394
Ground Transportation - 0.2%
Norfolk Southern Corp	313,022	76,925,157
Industrial Conglomerates - 0.5%
3M Co	1,053,135	163,362,301
Machinery - 1.6%
Allison Transmission Holdings Inc	232,753	23,682,618
Cummins Inc	50,556	18,613,708
Deere & Co	443,400	213,182,286
Dover Corp	273,200	54,303,964
Parker-Hannifin Corp	82,848	55,384,716
Pentair PLC	452,310	42,607,602
Westinghouse Air Brake Technologies Corp	394,686	73,158,997
		480,933,891
Professional Services - 0.1%
Paycom Software Inc	89,000	19,532,830
TransUnion	161,714	14,947,225
		34,480,055
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies Inc	71,232	17,849,314
United Rentals Inc	58,255	37,418,352
Watsco Inc	174,773	88,143,267
WW Grainger Inc	47,253	48,255,236
		191,666,169
TOTAL INDUSTRIALS		2,065,217,573

Information Technology - 16.1%
Communications Equipment - 0.1%
Arista Networks Inc	512,400	47,678,820
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	1,477,853	98,425,010
Coherent Corp (d)	21,600	1,624,104
Flex Ltd (d)	169,273	6,413,754
		106,462,868
IT Services - 0.4%
IBM Corporation	399,262	100,789,699
X Holdings Corp Class A (b)(d)(h)	172,430	11,661,441
		112,451,140
Semiconductors & Semiconductor Equipment - 6.1%
Analog Devices Inc	367,627	84,576,268
Broadcom Inc	1,287,573	256,780,683
Lam Research Corp	440,500	33,803,970
Marvell Technology Inc	2,180,132	200,179,720
Micron Technology Inc	425,947	39,881,418
NVIDIA Corp	10,451,393	1,305,588,014
		1,920,810,073
Software - 4.8%
Applied Intuition Inc Class A (b)(h)	38,409	2,429,753
Atom Tickets LLC (b)(d)(h)(j)	2,580,511	25
Autodesk Inc (d)	204,700	56,130,787
Datadog Inc Class A (d)	253,500	29,545,425
Fair Isaac Corp (d)	31,141	58,742,825
HubSpot Inc (d)	64,611	46,777,718
Microsoft Corp	2,790,343	1,107,738,269
Oracle Corp	404,600	67,187,876
Palo Alto Networks Inc (d)	99,500	18,947,785
Roper Technologies Inc	44,000	25,718,000
SailPoint Inc	114,500	2,748,000
Servicenow Inc (d)	9,349	8,692,326
Zoom Communications Inc Class A (d)	911,002	67,140,847
		1,491,799,636
Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc	5,860,205	1,417,231,977
TOTAL INFORMATION TECHNOLOGY		5,096,434,514

Materials - 1.6%
Chemicals - 0.6%
CF Industries Holdings Inc	1,013,822	82,139,858
Linde PLC	91,235	42,611,307
Sherwin-Williams Co/The	173,217	62,751,323
		187,502,488
Construction Materials - 0.1%
Martin Marietta Materials Inc	60,141	29,056,523
Vulcan Materials Co	58,427	14,449,581
		43,506,104
Containers & Packaging - 0.7%
International Paper Co	3,071,641	173,086,970
Smurfit WestRock PLC	661,300	34,433,891
		207,520,861
Metals & Mining - 0.1%
Freeport-McMoRan Inc	1,198,716	44,244,608
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	269,495	26,860,566
TOTAL MATERIALS		509,634,627

Real Estate - 1.5%
Office REITs - 0.0%
BXP Inc	108,504	7,696,189
Douglas Emmett Inc	40,726	704,559
		8,400,748
Real Estate Management & Development - 0.8%
CBRE Group Inc Class A (d)	827,174	117,409,078
Jones Lang LaSalle Inc (d)	55,171	15,000,442
Zillow Group Inc Class C (d)	1,360,007	104,258,137
		236,667,657
Residential REITs - 0.0%
Camden Property Trust	99,529	12,347,568
Retail REITs - 0.2%
Simon Property Group Inc	394,529	73,417,902
Specialized REITs - 0.5%
Equinix Inc	11,500	10,403,130
Public Storage Operating Co	490,332	148,874,602
		159,277,732
TOTAL REAL ESTATE		490,111,607

Utilities - 0.2%
Electric Utilities - 0.0%
Edison International	83,263	4,532,837
NRG Energy Inc	107,784	11,393,847
		15,926,684
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	298,090	39,842,710
Multi-Utilities - 0.0%
Sempra	207,900	14,879,403
TOTAL UTILITIES		70,648,797

TOTAL UNITED STATES		19,017,728,252
TOTAL COMMON STOCKS (Cost $12,716,534,122)		20,505,574,983

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (b)(h)	1,370,500	3,979,795
Neutron Holdings Inc 4% 6/12/2027 (b)(h)	354,000	1,027,981

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,724,500)		5,007,776

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(d)(h)	145,676	40,934,956
UNITED STATES - 0.4%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(d)(h)	38,589,900	2,500,625
Neutron Holdings Inc Series 1D (b)(d)(h)	40,824,742	2,645,443
		5,146,068
Textiles, Apparel & Luxury Goods - 0.1%
Goop Intl Inc Series C (b)(d)(h)	1,881,874	10,726,682
Goop Intl Inc Series D (b)(d)(h)	342,241	1,950,774
		12,677,456
TOTAL CONSUMER DISCRETIONARY		17,823,524

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Get Credit Healthy Inc Class B (b)(d)(h)	8,512,822	10,492
Industrials - 0.3%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp Series H (b)(d)(h)	51,921	96,053,850
Information Technology - 0.0%
Software - 0.0%
Applied Intuition Inc Series A2 (b)(h)	49,998	3,162,874
Applied Intuition Inc Series B2 (b)(h)	24,108	1,525,072
		4,687,946
TOTAL UNITED STATES		118,575,812
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $69,361,661)		159,510,768

Fixed-Income Funds - 33.7%
	Shares	Value ($)
Fidelity High Income Central Fund (k)	10,204,523	1,101,170,033
Fidelity Investment Grade Bond Central Fund (k)	97,402,932	9,628,279,800
TOTAL FIXED-INCOME FUNDS (Cost $11,520,192,804)		10,729,449,833

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.35	437,487,247	437,574,745
Fidelity Securities Lending Cash Central Fund (l)(m)	4.35	167,801,140	167,817,920
TOTAL MONEY MARKET FUNDS (Cost $605,392,343)			605,392,665

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $24,964,231,580)	32,054,944,907
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(172,104,168)
NET ASSETS - 100.0%	31,882,840,739

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $432,463,424 or 1.4% of net assets.

(c)	Affiliated Fund
(d)	Non-income producing
(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,676,320 or 0.1% of net assets.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $24,676,320 or 0.1% of net assets.

(h)	Level 3 security
(i)	Affiliated company
(j)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Applied Intuition Inc Class A	7/02/24	2,292,821

Applied Intuition Inc Series A2	7/02/24	2,984,626

Applied Intuition Inc Series B2	7/02/24	1,439,125

Atom Tickets LLC	8/15/17	14,999,994

Blu Homes Inc	5/21/20	25,924

ByteDance Ltd Series E1	11/18/20	15,962,328

EchoStar Corp	9/30/24	8,527,188

Fidelity Private Credit Company LLC	5/26/23 - 2/21/25	51,026,150

Get Credit Healthy Inc Class B	8/17/23	10,492

Goop Intl Inc Series C	12/15/17	19,999,992

Goop Intl Inc Series D	6/21/19	4,999,987

Neutron Holdings Inc	2/04/21	41,686

Neutron Holdings Inc 4% 5/22/2027	6/04/20	1,370,500

Neutron Holdings Inc 4% 6/12/2027	6/12/20	354,000

Neutron Holdings Inc Series 1C	7/03/18 - 1/25/19	7,055,777

Neutron Holdings Inc Series 1D	7/03/18 - 1/25/19	9,900,000

Space Exploration Technologies Corp	9/11/17	5,551,470

Space Exploration Technologies Corp Class C	9/11/17	756,945

Space Exploration Technologies Corp Series H	8/04/17	7,009,335

Starling Bank Ltd Class D	6/18/21 - 4/05/22	13,909,905

Tory Burch LLC Class A	5/14/15	50,000,022

Tory Burch LLC Class B	12/31/12	17,505,000

Tulco LLC	8/24/17 - 12/14/17	14,999,950

X Holdings Corp Class A	10/25/22	17,243,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	174,345,150	2,585,400,907	2,322,171,312	3,945,301	-	-	437,574,745	437,487,247	0.9%
Fidelity High Income Central Fund	1,055,860,496	37,836,984	5,726,473	37,835,904	757,814	12,441,212	1,101,170,033	10,204,523	75.1%
Fidelity Investment Grade Bond Central Fund	9,109,051,079	703,644,485	103,511,619	203,640,731	(4,255,670)	(76,648,475)	9,628,279,800	97,402,932	23.5%
Fidelity Securities Lending Cash Central Fund	197,843,545	574,204,626	604,230,251	33,221	-	-	167,817,920	167,801,140	0.7%
Total	10,537,100,270	3,901,087,002	3,035,639,655	245,455,157	(3,497,856)	(64,207,263)	11,334,842,498	712,895,842

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	14,733,496	36,274,281	181,016	3,427,265	(5,893)	(811,986)	50,008,882	5,113,383
	14,733,496	36,274,281	181,016	3,427,265	(5,893)	(811,986)	50,008,882	5,113,383

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
LiveOne Inc	11,576,493	-	898,709	-	(3,521,688)	(2,844,077)	4,312,019	5,568,206
Total	11,576,493	-	898,709	-	(3,521,688)	(2,844,077)	4,312,019	5,568,206

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	50,008,882	-	50,008,882	-

Common Stocks
Communication Services	1,935,871,489	1,935,871,489	-	-
Consumer Discretionary	2,728,463,384	2,654,607,420	27,319,531	46,536,433
Consumer Staples	525,864,314	522,033,974	3,830,340	-
Energy	738,845,733	738,845,733	-	-
Financials	3,633,759,829	3,475,711,315	96,675,421	61,373,093
Health Care	2,167,160,417	2,167,160,417	-	-
Industrials	2,076,586,158	1,990,137,508	-	86,448,650
Information Technology	5,356,267,392	5,342,176,173	-	14,091,219
Materials	781,995,863	781,995,863	-	-
Real Estate	490,111,607	490,111,607	-	-
Utilities	70,648,797	70,648,797	-	-

Convertible Corporate Bonds
Consumer Discretionary	5,007,776	-	-	5,007,776

Convertible Preferred Stocks
Communication Services	40,934,956	-	-	40,934,956
Consumer Discretionary	17,823,524	-	-	17,823,524
Health Care	10,492	-	-	10,492
Industrials	96,053,850	-	-	96,053,850
Information Technology	4,687,946	-	-	4,687,946

Fixed-Income Funds	10,729,449,833	10,729,449,833	-	-

Money Market Funds	605,392,665	605,392,665	-	-
Total Investments in Securities:	32,054,944,907	31,504,142,794	177,834,174	372,967,939
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Common Stocks
Beginning Balance	$159,191,257
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	49,162,668
Cost of Purchases	95,471
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$208,449,396
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$49,162,668
Convertible Corporate Bonds
Beginning Balance	$2,734,540
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,273,236
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$5,007,776
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$2,273,236
Convertible Preferred Stocks
Beginning Balance	$111,157,388
Net Realized Gain (Loss) on Investment Securities	(3,822)
Net Unrealized Gain (Loss) on Investment Securities	48,361,050
Cost of Purchases	10,492
Proceeds of Sales	(14,340)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$159,510,768
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$48,361,050

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $167,336,099) - See accompanying schedule:
Unaffiliated issuers (cost $12,771,763,271)	$20,665,781,508
Fidelity Central Funds (cost $12,125,585,147)	11,334,842,498
Other affiliated issuers (cost $66,883,162)	54,320,901

Total Investment in Securities (cost $24,964,231,580)		$32,054,944,907
Cash		1,159
Restricted cash		77,060
Foreign currency held at value (cost $1,201,823)		1,198,109
Receivable for investments sold		46,532,220
Receivable for fund shares sold		14,738,449
Dividends receivable		11,808,404
Interest receivable		326,766
Distributions receivable from Fidelity Central Funds		687,589
Prepaid expenses		18,423
Other receivables		1,237,433
Total assets		32,131,570,519
Liabilities
Payable for investments purchased	$37,796,448
Payable for fund shares redeemed	29,552,273
Accrued management fee	12,182,844
Other payables and accrued expenses	1,369,590
Collateral on securities loaned	167,828,625
Total liabilities		248,729,780
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$31,882,840,739
Net Assets consist of:
Paid in capital		$23,871,014,729
Total accumulated earnings (loss)		8,011,826,010
Net Assets		$31,882,840,739

Net Asset Value and Maximum Offering Price
Puritan :
Net Asset Value, offering price and redemption price per share ($28,778,371,086 ÷ 1,148,396,594 shares)		$25.06
Class K :
Net Asset Value, offering price and redemption price per share ($3,104,469,653 ÷ 124,001,048 shares)		$25.04
Consolidated Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$98,431,825
Affiliated issuers		2,791,234
Interest		34,490
Income from Fidelity Central Funds (including $33,221 from security lending)		245,455,157
Total income		346,712,706
Expenses
Management fee	$72,512,637
Custodian fees and expenses	118,008
Independent trustees' fees and expenses	64,485
Registration fees	366,694
Audit fees	96,270
Legal	32,482
Miscellaneous	48,003
Total expenses before reductions	73,238,579
Expense reductions	(107,883)
Total expenses after reductions		73,130,696
Net Investment income (loss)		273,582,010
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,277,660,683
Redemptions in-kind	66,889,549
Fidelity Central Funds	(3,497,856)
Other affiliated issuers	(3,527,581)
Foreign currency transactions	(34,192)
Capital gain distributions from underlying funds:
Affiliated issuers	636,031
Total net realized gain (loss)		1,338,126,634
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(192,130,748)
Fidelity Central Funds	(64,207,263)
Other affiliated issuers	(3,656,063)
Assets and liabilities in foreign currencies	(8,187)
Total change in net unrealized appreciation (depreciation)		(260,002,261)
Net gain (loss)		1,078,124,373
Net increase (decrease) in net assets resulting from operations		$1,351,706,383
Consolidated Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$273,582,010	$515,181,609
Net realized gain (loss)	1,338,126,634	2,705,245,889
Change in net unrealized appreciation (depreciation)	(260,002,261)	2,316,837,812
Net increase (decrease) in net assets resulting from operations	1,351,706,383	5,537,265,310
Distributions to shareholders	(3,096,331,676)	(1,495,864,824)

Share transactions - net increase (decrease)	2,178,092,303	(253,467,647)
Total increase (decrease) in net assets	433,467,010	3,787,932,839

Net Assets
Beginning of period	31,449,373,729	27,661,440,890
End of period	$31,882,840,739	$31,449,373,729

Consolidated Financial Highlights
Fidelity® Puritan® Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.55	$23.18	$22.76	$29.62	$25.87	$22.17
Income from Investment Operations
Net investment income (loss) A,B	.22	.43	.38	.33	.25	.30
Net realized and unrealized gain (loss)	.89	4.21	1.98	(3.57)	4.79	4.35
Total from investment operations	1.11	4.64	2.36	(3.24)	5.04	4.65
Distributions from net investment income	(.23)	(.42)	(.35)	(.39) C	(.25)	(.32)
Distributions from net realized gain	(2.37)	(.85)	(1.59)	(3.23) C	(1.04)	(.63)
Total distributions	(2.60)	(1.27)	(1.94)	(3.62)	(1.29)	(.95)
Net asset value, end of period	$25.06	$26.55	$23.18	$22.76	$29.62	$25.87
Total Return D,E	4.35%	21.09%	12.00%	(12.30)%	20.33%	21.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46% H	.49%	.51%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.46 % H	.48%	.50%	.50%	.51%	.52%
Expenses net of all reductions	.46% H	.48%	.50%	.50%	.50%	.52%
Net investment income (loss)	1.70% H	1.77%	1.76%	1.31%	.93%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$28,778,371	$28,064,604	$23,958,959	$23,519,208	$28,846,163	$24,167,512
Portfolio turnover rate I	57 % H,J	55% J	52% J	62% J	58% J	55% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Puritan® Fund Class K

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.53	$23.16	$22.74	$29.60	$25.85	$22.15
Income from Investment Operations
Net investment income (loss) A,B	.23	.45	.40	.35	.27	.32
Net realized and unrealized gain (loss)	.89	4.20	1.98	(3.57)	4.79	4.35
Total from investment operations	1.12	4.65	2.38	(3.22)	5.06	4.67
Distributions from net investment income	(.24)	(.44)	(.37)	(.41) C	(.27)	(.34)
Distributions from net realized gain	(2.37)	(.85)	(1.59)	(3.23) C	(1.04)	(.63)
Total distributions	(2.61)	(1.28) D	(1.96)	(3.64)	(1.31)	(.97)
Net asset value, end of period	$25.04	$26.53	$23.16	$22.74	$29.60	$25.85
Total Return E,F	4.38%	21.19%	12.10%	(12.24)%	20.43%	21.97%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.39% I	.40%	.43%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.39 % I	.40%	.42%	.42%	.43%	.44%
Expenses net of all reductions	.39% I	.40%	.42%	.42%	.43%	.43%
Net investment income (loss)	1.77% I	1.86%	1.84%	1.39%	1.00%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$3,104,470	$3,384,770	$3,702,482	$4,160,023	$5,659,377	$5,478,366
Portfolio turnover rate J	57 % I,K	55% K	52% K	62% K	58% K	55% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities Delayed Delivery & When Issued Securities	.01%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Futures Options Restricted Securities Swaps Delayed Delivery & When Issued Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the twelve month period ended December 31, 2024 was 10.99%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$208,449,395	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.6 - 13.8 / 11.1	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	7.8 - 32.6 / 23.4	Increase
			Enterprise value/Net income multiple (EV/NI)	13.0	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	80.0%	Increase
			Discount rate	4.2%	Increase
			Term	1.0	Increase
Convertible Corporate Bonds	$5,007,776	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.6	Increase
Convertible Preferred Stocks	$159,510,768	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.4 - 13.8 / 3.2	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	32.6	Increase
		Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Puritan Fund	$1,074,179

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,322,267,905
Gross unrealized depreciation	(1,271,759,504)
Net unrealized appreciation (depreciation)	$7,050,508,401
Tax cost	$25,004,436,506

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)
Fidelity Puritan Fund	Fidelity Private Credit Company LLC	11,650,002

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Puritan Fund	82,789,080.26

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan Fund	9,015,918,779	9,744,162,564

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Puritan Fund	6,271,191	66,889,549	168,945,883

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Puritan Fund	8,594,574	78,840,084	209,233,207
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Puritan	.47
Class K	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Puritan	.46
Class K	.39

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Puritan Fund	149,490

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Puritan Fund	384,401,472	676,580,412	167,624,773
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Puritan Fund	20,300
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Puritan Fund	3,802	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until December 31, 2025. During the period, this waiver reduced the Fund's management fee by $102,233.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5,650.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Puritan Fund
Distributions to shareholders
Puritan	$2,780,279,532	$1,308,894,132
Class K	316,052,144	186,970,692
Total	$3,096,331,676	$1,495,864,824
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2025	Year ended August 31, 2024	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Puritan Fund
Puritan
Shares sold	66,337,200	98,089,480	$1,699,303,428	$2,419,509,737
Reinvestment of distributions	103,580,812	54,279,820	2,593,856,780	1,218,633,828
Shares redeemed	(78,527,693)	(128,828,129)	(2,009,455,781)	(3,108,734,149)
Net increase (decrease)	91,390,319	23,541,171	$2,283,704,427	$529,409,416
Class K
Shares sold	9,372,129	16,895,576	$239,124,313	$409,217,558
Reinvestment of distributions	12,630,666	8,349,257	316,044,949	186,960,304
Shares redeemed	(25,597,206)	(57,504,224)	(660,781,386)	(1,379,054,925)
Net increase (decrease)	(3,594,411)	(32,259,391)	$(105,612,124)	$(782,877,063)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.700677.127
PUR-SANN-0425
Fidelity® Puritan® K6 Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Puritan® K6 Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 0.1%
	Shares	Value ($)
Fidelity Private Credit Company LLC (a)(b) (Cost $1,942,664)	194,674	1,903,912

Common Stocks - 65.0%
	Shares	Value ($)
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA	3,414	642,962
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA ADR	109,360	1,031,264
Wheaton Precious Metals Corp	84,478	5,832,734

TOTAL BRAZIL		6,863,998
CANADA - 0.6%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (c)	10,043	462,599
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Corp	30,709	817,209
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (United States) (c)	17,814	1,995,168
Materials - 0.5%
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA (United States) (d)	100,352	9,661,891
TOTAL CANADA		12,936,867
CHINA - 0.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.6%
Alibaba Group Holding Ltd ADR	27,739	3,675,695
JD.com Inc ADR	176,034	7,375,825
		11,051,520
Hotels, Restaurants & Leisure - 0.1%
Trip.com Group Ltd ADR	44,952	2,547,879
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	1,928	415,658
TOTAL CHINA		14,015,057
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd Class A (c)	150,477	1,428,062
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (c)	148,953	4,452,205
FRANCE - 0.2%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
L'Oreal SA	182	66,915
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	12,581	3,744,303
TOTAL FRANCE		3,811,218
GERMANY - 0.5%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (c)	33,259	3,755,606
Information Technology - 0.3%
Software - 0.3%
SAP SE ADR	21,740	5,978,500
TOTAL GERMANY		9,734,106
ITALY - 0.5%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Brunello Cucinelli SpA	63,029	8,172,892
Moncler SpA	20,184	1,384,412
		9,557,304
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA	316,493	1,559,660
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	6,143	363,483
TOTAL ITALY		11,480,447
LUXEMBOURG - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
CVC Capital Partners PLC (c)(e)(f)	71,888	1,635,386
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (c)	14,578	9,106,439
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Industria de Diseno Textil SA	10,195	547,850
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (c)	3,155	152,954
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	51,452	9,288,630
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Compass Group PLC	36,351	1,272,503
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	38,977	1,147,483
Financials - 0.2%
Capital Markets - 0.2%
3i Group PLC	294	14,714
London Stock Exchange Group PLC	32,320	4,832,734
		4,847,448
Industrials - 0.0%
Professional Services - 0.0%
RELX PLC	8,924	428,590
TOTAL UNITED KINGDOM		7,696,024
UNITED STATES - 60.6%
Communication Services - 6.3%
Entertainment - 1.2%
Live Nation Entertainment Inc (c)	10,748	1,540,833
LiveOne Inc (c)	409,488	317,108
Netflix Inc (c)	16,196	15,881,150
PodcastOne Inc (c)	19,557	33,442
ROBLOX Corp Class A (c)	11,637	740,579
Spotify Technology SA (c)	6,229	3,787,294
Walt Disney Co/The	18,370	2,090,506
		24,390,912
Interactive Media & Services - 5.1%
Alphabet Inc Class A	34,780	5,922,338
Alphabet Inc Class C	275,679	47,477,438
Meta Platforms Inc Class A	78,386	52,377,525
Reddit Inc Class A	17,637	2,853,314
		108,630,615
TOTAL COMMUNICATION SERVICES		133,021,527

Consumer Discretionary - 7.2%
Automobiles - 0.4%
General Motors Co	10,756	528,442
Tesla Inc (c)	24,041	7,043,532
		7,571,974
Broadline Retail - 3.6%
Amazon.com Inc (c)	353,594	75,060,935
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (c)	747	233,116
Service Corp International/US	47,461	3,844,341
		4,077,457
Hotels, Restaurants & Leisure - 0.9%
Airbnb Inc Class A (c)	25,441	3,532,992
Cava Group Inc (c)	45,550	4,328,617
Hilton Worldwide Holdings Inc	7,702	2,040,722
Marriott International Inc/MD Class A1	11,101	3,113,275
Starbucks Corp	52,562	6,087,205
		19,102,811
Household Durables - 0.1%
Toll Brothers Inc	40,162	4,483,686
Specialty Retail - 1.8%
Group 1 Automotive Inc	4,821	2,215,635
Home Depot Inc/The	23,667	9,386,332
Lowe's Cos Inc	63,294	15,737,420
Revolve Group Inc Class A (c)	6,204	164,778
RH (c)	16,529	5,323,495
TJX Cos Inc/The	28,826	3,596,332
Tractor Supply Co	10,530	582,836
		37,006,828
Textiles, Apparel & Luxury Goods - 0.3%
Ralph Lauren Corp Class A	9,373	2,541,395
VF Corp	121,328	3,024,707
		5,566,102
TOTAL CONSUMER DISCRETIONARY		152,869,793

Consumer Staples - 1.7%
Beverages - 0.0%
Constellation Brands Inc Class A	4,457	782,203
Consumer Staples Distribution & Retail - 0.9%
Costco Wholesale Corp	6,832	7,164,104
Performance Food Group Co (c)	9,409	801,082
Walmart Inc	93,993	9,268,650
		17,233,836
Household Products - 0.3%
Clorox Co/The	39,368	6,156,762
Personal Care Products - 0.1%
BellRing Brands Inc (c)	3,895	285,425
Estee Lauder Cos Inc/The Class A	26,810	1,927,907
		2,213,332
Tobacco - 0.4%
Philip Morris International Inc	54,732	8,498,785
TOTAL CONSUMER STAPLES		34,884,918

Energy - 2.3%
Energy Equipment & Services - 1.1%
Baker Hughes Co Class A	506,759	22,596,384
Flowco Holdings Inc Class A	19,314	498,301
		23,094,685
Oil, Gas & Consumable Fuels - 1.2%
Antero Resources Corp (c)	60,031	2,203,138
Cheniere Energy Inc	2,429	555,172
Energy Transfer LP	415,578	8,016,500
Enterprise Products Partners LP	95,679	3,196,635
Exxon Mobil Corp	62,301	6,935,970
ONEOK Inc	21,735	2,181,977
Range Resources Corp	41,593	1,543,932
		24,633,324
TOTAL ENERGY		47,728,009

Financials - 11.1%
Banks - 2.3%
Citigroup Inc	59,735	4,775,813
Citizens Financial Group Inc	54,996	2,517,166
First Horizon Corp	152,987	3,295,340
JPMorgan Chase & Co	37,804	10,004,829
M&T Bank Corp	28,815	5,524,412
PNC Financial Services Group Inc/The	18,300	3,512,136
Wells Fargo & Co	235,081	18,411,544
		48,041,240
Capital Markets - 4.3%
Ares Management Corp Class A	42,576	7,277,941
Bank of New York Mellon Corp/The	104,616	9,305,593
Blackrock Inc	5,909	5,777,702
Blackstone Inc	11,810	1,903,300
Blue Owl Capital Inc Class A	252,986	5,446,789
Charles Schwab Corp/The	74,124	5,895,082
Evercore Inc Class A	1,140	275,652
Goldman Sachs Group Inc/The	20,645	12,847,177
Intercontinental Exchange Inc	20,192	3,497,860
KKR & Co Inc Class A	82,484	11,184,006
Moody's Corp	3,743	1,886,247
Morgan Stanley	115,948	15,433,839
MSCI Inc	1,047	618,264
Northern Trust Corp	20,773	2,289,600
State Street Corp	69,716	6,917,919
		90,556,971
Consumer Finance - 0.7%
American Express Co	24,098	7,252,534
Capital One Financial Corp	22,982	4,609,040
Discover Financial Services	15,647	3,054,138
		14,915,712
Financial Services - 3.0%
Apollo Global Management Inc	60,835	9,080,840
Berkshire Hathaway Inc Class B (c)	1,963	1,008,648
Block Inc Class A (c)	46,773	3,054,277
Mastercard Inc Class A	46,561	26,833,570
Visa Inc Class A	63,435	23,008,509
		62,985,844
Insurance - 0.8%
Arthur J Gallagher & Co	24,747	8,358,052
Chubb Ltd	14,470	4,130,895
Marsh & McLennan Cos Inc	19,528	4,644,540
		17,133,487
TOTAL FINANCIALS		233,633,254

Health Care - 6.0%
Biotechnology - 1.7%
Alnylam Pharmaceuticals Inc (c)	7,295	1,800,041
Avidity Biosciences Inc (c)	20,297	621,900
Blueprint Medicines Corp (c)	1,278	123,416
Exact Sciences Corp (c)	29,037	1,376,644
Gilead Sciences Inc	224,166	25,624,416
Madrigal Pharmaceuticals Inc (c)	3,771	1,286,929
Moderna Inc (c)	12,256	379,446
Nuvalent Inc Class A (c)	12,563	941,974
Regeneron Pharmaceuticals Inc	4,965	3,469,244
Scholar Rock Holding Corp (c)	5,023	194,993
		35,819,003
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	28,318	3,908,167
Boston Scientific Corp (c)	187,833	19,495,188
Glaukos Corp (c)	23,505	2,821,070
Insulet Corp (c)	27,724	7,548,413
Intuitive Surgical Inc (c)	16,970	9,726,356
Stryker Corp	15,780	6,094,078
		49,593,272
Health Care Providers & Services - 0.8%
CVS Health Corp	13,653	897,275
UnitedHealth Group Inc	33,455	15,889,787
		16,787,062
Health Care Technology - 0.3%
Doximity Inc Class A (c)	99,468	7,012,494
Life Sciences Tools & Services - 0.4%
Bruker Corp	50,065	2,364,069
Thermo Fisher Scientific Inc	11,347	6,002,109
		8,366,178
Pharmaceuticals - 0.4%
Eli Lilly & Co	10,093	9,291,919
TOTAL HEALTH CARE		126,869,928

Industrials - 6.4%
Aerospace & Defense - 1.1%
Boeing Co (c)	52,570	9,180,300
BWX Technologies Inc	1,631	169,575
GE Aerospace	14,233	2,945,946
Howmet Aerospace Inc	43,024	5,877,078
Standardaero Inc (d)	8,910	251,529
TransDigm Group Inc	1,837	2,511,546
Woodward Inc	6,239	1,179,140
		22,115,114
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	7,807	793,347
Building Products - 1.3%
AZEK Co Inc/The Class A (c)	22,137	1,037,118
Carrier Global Corp	127,425	8,257,140
Fortune Brands Innovations Inc	18,063	1,169,037
Trane Technologies PLC	43,919	15,534,151
		25,997,446
Commercial Services & Supplies - 0.1%
ACV Auctions Inc Class A (c)	15,547	249,684
Cintas Corp	9,838	2,041,385
GFL Environmental Inc Subordinate Voting Shares (United States)	9,691	437,646
		2,728,715
Construction & Engineering - 0.0%
EMCOR Group Inc	1,128	461,250
Electrical Equipment - 0.9%
Eaton Corp PLC	21,573	6,327,792
GE Vernova Inc	37,346	12,517,632
Hubbell Inc	789	293,185
		19,138,609
Ground Transportation - 0.2%
Norfolk Southern Corp	21,201	5,210,146
Industrial Conglomerates - 0.5%
3M Co	65,255	10,122,356
Machinery - 1.6%
Allison Transmission Holdings Inc	16,669	1,696,071
Cummins Inc	3,323	1,223,462
Deere & Co	29,141	14,010,701
Dover Corp	18,441	3,665,518
Parker-Hannifin Corp	5,506	3,680,816
Pentair PLC	32,808	3,090,514
Westinghouse Air Brake Technologies Corp	26,732	4,955,044
		32,322,126
Professional Services - 0.1%
Paycom Software Inc	6,460	1,417,776
TransUnion	13,751	1,271,005
		2,688,781
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies Inc	4,712	1,180,733
United Rentals Inc	3,915	2,514,683
Watsco Inc	11,660	5,880,488
WW Grainger Inc	3,144	3,210,684
		12,786,588
TOTAL INDUSTRIALS		134,364,478

Information Technology - 16.3%
Communications Equipment - 0.2%
Arista Networks Inc	34,597	3,219,251
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	99,313	6,614,246
Flex Ltd (c)	11,061	419,101
		7,033,347
IT Services - 0.3%
IBM Corporation	27,042	6,826,482
X Holdings Corp Class A (a)(c)(g)	4,690	317,185
		7,143,667
Semiconductors & Semiconductor Equipment - 6.3%
Analog Devices Inc	24,899	5,728,264
Broadcom Inc	87,218	17,393,886
Lam Research Corp	29,734	2,281,787
Marvell Technology Inc	147,678	13,559,794
Micron Technology Inc	28,751	2,691,956
NVIDIA Corp	707,868	88,426,871
		130,082,558
Software - 4.7%
Autodesk Inc (c)	13,826	3,791,227
Datadog Inc Class A (c)	17,111	1,994,287
Fair Isaac Corp (c)	2,109	3,978,312
HubSpot Inc (c)	4,360	3,156,596
Microsoft Corp	189,044	75,048,578
Oracle Corp	27,229	4,521,648
Palo Alto Networks Inc (c)	2,958	563,292
Roper Technologies Inc	1,267	740,562
Servicenow Inc (c)	616	572,732
Zoom Communications Inc Class A (c)	61,709	4,547,953
		98,915,187
Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc	396,909	95,988,473
TOTAL INFORMATION TECHNOLOGY		342,382,483

Materials - 1.6%
Chemicals - 0.6%
CF Industries Holdings Inc	68,666	5,563,319
Linde PLC	6,180	2,886,369
Sherwin-Williams Co/The	12,289	4,451,936
		12,901,624
Construction Materials - 0.1%
Martin Marietta Materials Inc	4,027	1,945,605
Vulcan Materials Co	3,891	962,283
		2,907,888
Containers & Packaging - 0.7%
International Paper Co	207,393	11,686,596
Smurfit WestRock PLC	42,079	2,191,054
		13,877,650
Metals & Mining - 0.1%
Freeport-McMoRan Inc	80,254	2,962,175
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	17,911	1,785,189
TOTAL MATERIALS		34,434,526

Real Estate - 1.5%
Office REITs - 0.0%
BXP Inc	7,324	519,491
Real Estate Management & Development - 0.8%
CBRE Group Inc Class A (c)	56,024	7,952,047
Jones Lang LaSalle Inc (c)	3,693	1,004,090
Zillow Group Inc Class C (c)	91,527	7,016,460
		15,972,597
Residential REITs - 0.0%
Camden Property Trust	6,603	819,168
Retail REITs - 0.2%
Simon Property Group Inc	25,112	4,673,092
Specialized REITs - 0.5%
Equinix Inc	770	696,557
Public Storage Operating Co	32,300	9,806,926
		10,503,483
TOTAL REAL ESTATE		32,487,831

Utilities - 0.2%
Electric Utilities - 0.0%
Edison International	5,619	305,898
NRG Energy Inc	6,978	737,645
		1,043,543
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	20,248	2,706,348
Multi-Utilities - 0.0%
Sempra	14,082	1,007,848
TOTAL UTILITIES		4,757,739

TOTAL UNITED STATES		1,277,434,486
TOTAL COMMON STOCKS (Cost $986,994,111)		1,371,226,691

Fixed-Income Funds - 33.6%
	Shares	Value ($)
Fidelity High Income Central Fund (h)	668,908	72,181,847
Fidelity Investment Grade Bond Central Fund (h)	6,447,535	637,338,836
TOTAL FIXED-INCOME FUNDS (Cost $733,478,318)		709,520,683

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.35	27,125,188	27,130,613
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	9,969,603	9,970,600
TOTAL MONEY MARKET FUNDS (Cost $37,101,213)			37,101,213

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,759,516,306)	2,119,752,499
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(9,743,370)
NET ASSETS - 100.0%	2,110,009,129

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,221,097 or 0.1% of net assets.

(b)	Affiliated Fund
(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,635,386 or 0.1% of net assets.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,635,386 or 0.1% of net assets.

(g)	Level 3 security
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	5/26/23 - 2/21/25	1,942,664

X Holdings Corp Class A	10/25/22	469,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,739,324	183,318,884	170,927,595	332,907	-	-	27,130,613	27,125,188	0.1%
Fidelity High Income Central Fund	63,242,591	8,165,372	-	2,438,834	-	773,884	72,181,847	668,908	4.9%
Fidelity Investment Grade Bond Central Fund	535,762,501	111,809,473	5,323,979	13,065,778	(254,732)	(4,654,427)	637,338,836	6,447,535	1.6%
Fidelity Securities Lending Cash Central Fund	12,437,975	29,634,722	32,102,097	951	-	-	9,970,600	9,969,603	0.0%
Total	626,182,391	332,928,451	208,353,671	15,838,470	(254,732)	(3,880,543)	746,621,896	44,211,234

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	561,560	1,380,393	6,899	130,493	(225)	(30,917)	1,903,912	194,674
	561,560	1,380,393	6,899	130,493	(225)	(30,917)	1,903,912	194,674

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	1,903,912	-	1,903,912	-

Common Stocks
Communication Services	133,021,527	133,021,527	-	-
Consumer Discretionary	182,914,607	181,094,254	1,820,353	-
Consumer Staples	34,951,833	34,884,918	66,915	-
Energy	49,692,701	49,692,701	-	-
Financials	241,675,748	235,268,640	6,407,108	-
Health Care	144,119,238	144,119,238	-	-
Industrials	135,156,551	135,156,551	-	-
Information Technology	360,060,439	359,743,254	-	317,185
Materials	52,388,477	52,388,477	-	-
Real Estate	32,487,831	32,487,831	-	-
Utilities	4,757,739	4,757,739	-	-

Fixed-Income Funds	709,520,683	709,520,683	-	-

Money Market Funds	37,101,213	37,101,213	-	-
Total Investments in Securities:	2,119,752,499	2,109,237,026	10,198,288	317,185
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,894,016) - See accompanying schedule:
Unaffiliated issuers (cost $986,994,111)	$1,371,226,691
Fidelity Central Funds (cost $770,579,531)	746,621,896
Other affiliated issuers (cost $1,942,664)	1,903,912

Total Investment in Securities (cost $1,759,516,306)		$2,119,752,499
Foreign currency held at value (cost $1,649)		1,626
Receivable for fund shares sold		2,481,348
Dividends receivable		796,701
Distributions receivable from Fidelity Central Funds		56,906
Other receivables		8,224
Total assets		2,123,097,304
Liabilities
Payable to custodian bank	$587,045
Payable for investments purchased	537,273
Payable for fund shares redeemed	1,421,555
Accrued management fee	571,702
Collateral on securities loaned	9,970,600
Total liabilities		13,088,175
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$2,110,009,129
Net Assets consist of:
Paid in capital		$1,711,999,800
Total accumulated earnings (loss)		398,009,329
Net Assets		$2,110,009,129
Net Asset Value, offering price and redemption price per share ($2,110,009,129 ÷ 129,428,128 shares)		$16.30
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$6,411,799
Affiliated issuers		106,278
Income from Fidelity Central Funds (including $951 from security lending)		15,838,470
Total income		22,356,547
Expenses
Management fee	$3,300,231
Independent trustees' fees and expenses	3,994
Total expenses before reductions	3,304,225
Expense reductions	(3,536)
Total expenses after reductions		3,300,689
Net Investment income (loss)		19,055,858
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	42,370,293
Fidelity Central Funds	(254,732)
Other affiliated issuers	(225)
Foreign currency transactions	16,383
Capital gain distributions from underlying funds:
Affiliated issuers	24,215
Total net realized gain (loss)		42,155,934
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	25,460,618
Fidelity Central Funds	(3,880,543)
Other affiliated issuers	(30,917)
Assets and liabilities in foreign currencies	(1,836)
Total change in net unrealized appreciation (depreciation)		21,547,322
Net gain (loss)		63,703,256
Net increase (decrease) in net assets resulting from operations		$82,759,114
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,055,858	$30,713,147
Net realized gain (loss)	42,155,934	60,029,427
Change in net unrealized appreciation (depreciation)	21,547,322	213,432,673
Net increase (decrease) in net assets resulting from operations	82,759,114	304,175,247
Distributions to shareholders	(57,300,097)	(28,826,667)

Share transactions
Proceeds from sales of shares	356,022,781	518,333,795
Reinvestment of distributions	57,300,097	28,826,667
Cost of shares redeemed	(183,884,929)	(351,261,336)

Net increase (decrease) in net assets resulting from share transactions	229,437,949	195,899,126
Total increase (decrease) in net assets	254,896,966	471,247,706

Net Assets
Beginning of period	1,855,112,163	1,383,864,457
End of period	$2,110,009,129	$1,855,112,163

Other Information
Shares
Sold	21,759,345	35,160,247
Issued in reinvestment of distributions	3,541,720	1,962,550
Redeemed	(11,245,696)	(24,170,805)
Net increase (decrease)	14,055,369	12,951,992

Financial Highlights
Fidelity® Puritan® K6 Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.08	$13.51	$12.29	$14.69	$12.36	$10.26
Income from Investment Operations
Net investment income (loss) A,B	.15	.28	.24	.20	.16	.16
Net realized and unrealized gain (loss)	.53	2.56	1.22	(1.94)	2.36	2.07
Total from investment operations	.68	2.84	1.46	(1.74)	2.52	2.23
Distributions from net investment income	(.15)	(.27)	(.24)	(.18)	(.14)	(.13)
Distributions from net realized gain	(.31)	-	-	(.47)	(.05)	-
Total distributions	(.46)	(.27)	(.24)	(.66) C	(.19)	(.13)
Net asset value, end of period	$16.30	$16.08	$13.51	$12.29	$14.69	$12.36
Total Return D,E	4.24%	21.22%	12.05%	(12.35)%	20.55%	21.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.32% H	.32%	.32%	.32%	.32%	.32%
Expenses net of fee waivers, if any	.32 % H	.32%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.32% H	.32%	.32%	.32%	.31%	.32%
Net investment income (loss)	1.85% H	1.94%	1.95%	1.46%	1.17%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$2,110,009	$1,855,112	$1,383,864	$831,306	$650,542	$371,252
Portfolio turnover rate I	63 % H,J	62% J	58% J	72% J	65% J	67% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Puritan K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Restricted Securities Loans & Direct Debt Delayed Delivery & When Issued Securities	.01%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Futures Options Swaps Restricted Securities Delayed Delivery & When Issued Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the twelve month period ended December 31, 2024 was 10.99%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), foreign currency transactions, options transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$410,846,452
Gross unrealized depreciation	(54,607,830)
Net unrealized appreciation (depreciation)	$356,238,622
Tax cost	$1,763,513,877

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)
Fidelity Puritan K6 Fund	Fidelity Private Credit Company LLC	443,000

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan K6 Fund	640,129,847	629,148,230

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Puritan K6 Fund	10,339,405	168,945,883

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Puritan K6 Fund	14,165,377	209,233,207
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Puritan K6 Fund	5,885

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Puritan K6 Fund	22,034,211	19,343,418	1,294,080
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Puritan K6 Fund	122	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until December 31, 2025. During the period, this waiver reduced the Fund's management fee by $2,111.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,425.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9893908.105
PUR-K6-SANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2025